UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21934

RiverNorth Funds
(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654
(Address of principal executive offices) (Zip code)

Marc L. Collins
325 N. LaSalle Street, Suite 645
Chicago, IL 60654
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-832-1440

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1‑5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                          Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 68.27%
1,609,872	Aberdeen Asia-Pacific Income Fund, Inc.	$7,357,115
247,487	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.(a)	2,686,496
1,711,552	Adams Diversified Equity Fund, Inc.	21,959,212
156,082	Advent Claymore Convertible Securities and Income Fund II	866,255
624,985	AllianceBernstein Global High Income Fund, Inc.	6,737,338
333,837	AllianceBernstein Income Fund, Inc.	2,560,530
685,647	AllianzGI Equity & Convertible Income Fund	12,314,220
1,867,706	Alpine Total Dynamic Dividend Fund	14,343,982
241,617	Apollo Tactical Income Fund, Inc.	3,356,060
366,462	Avenue Income Credit Strategies Fund	4,159,344
117,930	Babson Capital Global Short Duration High Yield Fund	1,944,666
796,390	BlackRock Corporate High Yield Fund, Inc.	7,788,694
1,404,716	BlackRock Credit Allocation Income Trust	17,334,195
943,436	BlackRock Debt Strategies Fund, Inc.	3,179,379
793,324	BlackRock Global Opportunities Equity Trust	10,122,814
356,679	BlackRock Multi-Sector Income Trust	5,639,095
305,478	Blackstone/GSO Long-Short Credit Income Fund	4,117,843
500,770	Blackstone/GSO Strategic Credit Fund	6,695,295
1,728,766	Boulder Growth & Income Fund, Inc.	13,380,646
356,880	Brookfield Global Listed Infrastructure Income Fund, Inc.	4,193,340
55,560	Calamos Convertible Opportunities and Income Fund	550,600
81,488	Calamos Global Dynamic Income Fund	583,454
605,151	CBRE Clarion Global Real Estate Income Fund	4,623,354
135,461	Central Europe, Russia and Turkey Fund, Inc.	2,252,716
737,465	Central Fund of Canada Ltd. - Class A	7,367,275
66,022	Central Securities Corp.	1,255,738
535,704	ClearBridge American Energy MLP Fund, Inc.	4,387,416
312,101	ClearBridge Energy MLP Opportunity Fund, Inc.	3,954,320
601,949	ClearBridge Energy MLP Total Return Fund, Inc.	7,409,992
274,153	Clough Global Allocation Fund	3,692,841
945,891	Clough Global Equity Fund	11,852,014
2,928,684	Clough Global Opportunities Fund(b)	30,575,461
235,070	Cohen & Steers REIT and Preferred Income Fund, Inc.	4,334,691
478,564	Deutsche High Income Trust	3,804,584
105,015	Deutsche Strategic Income Trust	1,103,708
626,425	Eaton Vance Limited Duration Income Fund	7,993,183
214,076	Eaton Vance Short Duration Diversified Income Fund	2,870,759
380,697	First Trust High Income Long/Short Fund	5,360,214
431,555	Franklin Limited Duration Income Trust	4,626,270
372,709	General American Investors Co., Inc.	11,904,325
291,158	Global High Income Fund, Inc.	2,474,843
131,050	Goldman Sachs MLP Income Opportunities Fund	1,078,541
503,062	Invesco Dynamic Credit Opportunities Fund	5,307,304
83,793	Invesco Municipal Trust	1,070,037
241,864	Ivy High Income Opportunities Fund	2,994,276
184,835	Kayne Anderson MLP Investment Co.	3,195,797
5,697,840	Liberty All Star® Equity Fund	30,483,444
329,405	LMP Capital and Income Fund, Inc.	4,074,740
322,866	LMP Real Estate Income Fund, Inc.	4,210,173
116,383	Madison Strategic Sector Premium Fund	1,253,445
373,600	MFS Charter Income Trust	2,846,832
1,204,660	MFS Multimarket Income Trust	6,637,677
193,845	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,661,252

Shares/Description		Value
635,778	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	$4,323,290
140,147	Neuberger Berman High Yield Strategies Fund, Inc.	1,414,083
1,623,401	Neuberger Berman Real Estate Securities Income Fund, Inc.	8,133,239
321,044	NexPoint Credit Strategies Fund	6,562,139
68,402	NFJ Dividend, Interest & Premium Strategy Fund	847,501
92,677	Nuveen Build America Bond Fund	1,861,881
1,177,581	Nuveen Credit Strategies Income Fund	9,232,235
399,366	Nuveen Intermediate Duration Municipal Term Fund	5,135,847
450,057	Nuveen Mortgage Opportunity Term Fund	10,220,794
145,788	Nuveen Mortgage Opportunity Term Fund 2	3,249,615
214,967	Nuveen Municipal Advantage Fund, Inc.	2,977,293
130,123	Nuveen Municipal Market Opportunity Fund, Inc.	1,794,396
17,461	Nuveen Premium Income Municipal Fund, Inc.	246,200
39,145	Nuveen Quality Income Municipal Fund, Inc.	555,076
28,993	Nuveen Select Quality Municipal Fund, Inc.	407,352
1,533,859	PIMCO Dynamic Credit Income Fund	27,655,478
212,319	Prudential Global Short Duration High Yield Fund, Inc.	3,004,314
345,071	Prudential Short Duration High Yield Fund, Inc.	5,038,037
109,716	Royce Global Value Trust, Inc.	817,384
1,564,193	Royce Value Trust, Inc.	18,410,552
708,711	Sprott Focus Trust, Inc.	4,110,524
1,360,928	Templeton Global Income Fund	8,641,893
182,536	Tortoise MLP Fund, Inc.	3,168,825
1,120,908	Tri-Continental Corp.	22,440,578
83,331	Virtus Global Multi-Sector Income Fund	1,177,467
236,924	Voya Emerging Markets High Income Dividend Equity Fund	1,753,238
467,736	Wells Fargo Advantage Multi-Sector Income Fund	5,294,771
395,738	Western Asset Emerging Markets Debt Fund, Inc.	5,433,483
361,694	Western Asset Emerging Markets Income Fund, Inc.	3,519,283
235,363	Western Asset Global Corporate Defined Opportunity Fund, Inc.	3,718,735
889,646	Western Asset High Income Opportunity Fund, Inc.	4,172,440
486,648	Western Asset Managed High Income Fund, Inc.	2,199,649
313,775	Western Asset Worldwide Income Fund, Inc.	3,162,852
725,228	Zweig Total Return Fund, Inc.	8,833,277

TOTAL CLOSED-END FUNDS
(Cost $556,680,122)		528,041,516

BUSINESS DEVELOPMENT COMPANIES - 3.43%
1,463,360	American Capital Ltd.(a)	20,179,734
843,027	Medley Capital Corp.	6,339,563

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $28,316,155)		26,519,297

COMMON STOCKS - 0.11%
64,468	NexPoint Residential Trust, Inc., REIT	843,886

TOTAL COMMON STOCKS
(Cost $853,420)		843,886

EXCHANGE-TRADED FUNDS - 16.12%
79,701	Guggenheim Russell Top 50® Mega Cap ETF	11,523,171
30,000	iShares® Russell 2000® ETF	3,378,600
88,567	iShares® S&P 100® Fund	8,074,653
209,517	Market Vectors® Gold Miners ETF	2,874,573

Shares/Description		Value
83,169	PowerShares® CEF Income Composite Portfolio	$1,774,827
521,245	PowerShares® FTSE RAFI Emerging Markets Portfolio	7,266,155
240,668	PowerShares® FTSE RAFI US 1000 Portfolio	20,897,203
130,259	SPDR® S&P 500® ETF Trust	26,555,902
482,753	Vanguard® FTSE Developed Markets ETF	17,726,690
751,375	Vanguard® FTSE Emerging Markets ETF	24,577,476

TOTAL EXCHANGE-TRADED FUNDS
(Cost $126,282,989)		124,649,250

EXCHANGE-TRADED NOTES - 0.84%
251,722	ETRACS 2xLeveraged Long Wells Fargo Business Development Company Index ETN	4,022,517
56,148	ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN	861,872
56,597	JPMorgan Alerian MLP Index ETN	1,639,615

TOTAL EXCHANGE-TRADED NOTES
(Cost $7,973,398)		6,524,004

PREFERRED STOCKS - 0.21%
61,158	General American Investors Co., Inc., Series B, 5.950%	1,635,977

TOTAL PREFERRED STOCKS
(Cost $1,444,152)		1,635,977

SHORT-TERM INVESTMENTS - 9.91%
Money Market Fund
76,654,610	State Street Institutional Trust (7 Day Yield 0.01%)	76,654,610

TOTAL SHORT-TERM INVESTMENTS
(Cost $76,654,610)		76,654,610

TOTAL INVESTMENTS - 98.89%
(Cost $798,204,846)		764,868,540
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.81%		6,261,660
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.30%		2,338,327
NET ASSETS - 100.00%		$773,468,527

(a)	Non-income producing security.
(b)	Affiliated company. See Note 6 to Notes to Financial Statements.

Common Abbreviations:
CEF - Closed End Fund.
ETF - Exchange Traded Fund.
ETN - Exchange Traded Note.
FTSE - Financial Times Stock Exchange.
Ltd. - Limited.
MLP - Master Limited Partnership.
RAFI - Research Affiliates Fundamental Index.
REIT - Real Estate Investment Trust.
S&P – Standard & Poor’s.
SPDR - Standard and Poor's Depositary Receipt.

TOTAL RETURN SWAP CONTRACTS (a)

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Unrealized Appreciation
Goldman Sachs	Fifth Street Finance	10/28/2016	1.175%	$347,667	$257,273
Goldman Sachs	Fifth Street Finance	10/27/2016	1.175%	347,667	288,564
Goldman Sachs	Fifth Street Finance	10/31/2016	1.175%	347,666	246,843
					$792,680

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Unrealized Depreciation
ReFlow Fund, LLC*	Net Asset Value	12/16/2016	2.180%	$90,000,000	$(5,444)
					$(5,444)

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Asset. The Fund makes payments on any negative monthly return of such Reference Asset.

*	See Note 4 in the Notes to Financial Statements.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 30.59%
3,027,674	Aberdeen Asia-Pacific Income Fund, Inc.	$13,836,470
253,351	Advent Claymore Convertible Securities and Income Fund	3,425,306
805,025	Advent Claymore Convertible Securities and Income Fund II	4,467,889
408,091	Advent/Claymore Enhanced Growth & Income Fund	3,374,913
1,085,671	AllianceBernstein Global High Income Fund, Inc.	11,703,533
4,405,405	AllianceBernstein Income Fund, Inc.	33,789,456
181,847	AllianzGI Diversified Income & Convertible Fund	3,302,342
29,661	Apollo Senior Floating Rate Fund, Inc.	449,364
599,626	Ares Dynamic Credit Allocation Fund, Inc.	8,011,007
434,527	Babson Capital Global Short Duration High Yield Fund	7,165,350
2,119,051	BlackRock Corporate High Yield Fund, Inc.	20,724,319
1,669,346	BlackRock Credit Allocation Income Trust	20,599,730
3,645,963	BlackRock Debt Strategies Fund, Inc.	12,286,895
321,085	BlackRock Floating Rate Income Strategies Fund, Inc.	4,141,997
237,198	BlackRock Limited Duration Income Trust	3,458,347
511,077	BlackRock Multi-Sector Income Trust	8,080,127
42,362	BlackRock Municipal Target Term Trust	913,748
255,658	Blackstone/GSO Senior Floating Rate Term Fund	3,796,521
836,317	Blackstone/GSO Strategic Credit Fund	11,181,558
286,312	Brookfield High Income Fund, Inc.	1,969,828
489,816	Brookfield Mortgage Opportunity Income Fund, Inc.	7,224,786
76,132	Calamos Convertible and High Income Fund	800,147
1,198,145	Calamos Convertible Opportunities and Income Fund	11,873,617
978,080	Credit Suisse Asset Management Income Fund, Inc.	2,719,062
205,534	Deutsche Global High Income Fund, Inc.	1,551,782
455,060	Deutsche High Income Opportunities Fund, Inc.	5,943,084
604,704	Deutsche Multi-Market Income Trust	4,619,939
42,842	Diversified Real Asset Income Fund	664,479
112,400	Eaton Vance Floating-Rate Income Trust	1,420,736
1,230,538	Eaton Vance Limited Duration Income Fund	15,701,665
907,164	Eaton Vance Senior Income Trust	5,234,336
267,675	Eaton Vance Short Duration Diversified Income Fund	3,589,522
259,446	First Trust Aberdeen Global Opportunity Income Fund	2,628,188
578,167	First Trust High Income Long/Short Fund	8,140,591
187,271	First Trust Strategic High Income Fund II	2,084,326
329,024	Franklin Limited Duration Income Trust	3,527,137
353,744	Global High Income Fund, Inc.	3,006,824
34,394	Invesco Bond Fund	604,303
993,918	Invesco Dynamic Credit Opportunities Fund	10,485,835
125,377	Invesco High Income Trust II	1,611,094
599,669	Invesco Municipal Trust	7,657,773
3,864	Invesco Quality Municipal Income Trust	49,034
1,086,161	Invesco Senior Income Trust	4,388,090
139,219	KKR Income Opportunities Fund	1,930,968
446,021	Legg Mason BW Global Income Opportunities Fund, Inc.	5,164,923
184,876	LMP Corporate Loan Fund, Inc.	1,826,575
1,224,205	MFS Charter Income Trust	9,328,442
1,002,824	MFS Multimarket Income Trust	5,525,560
483,942	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,147,383
1,394,786	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	9,484,545
230,385	Morgan Stanley Income Securities, Inc.	3,886,595
374,040	Neuberger Berman High Yield Strategies Fund, Inc.	3,774,064
136,835	NexPoint Credit Strategies Fund	2,796,907
210,615	Nuveen Build America Bond Opportunity Fund	4,273,378

Shares/Description		Value
2,063,381	Nuveen Credit Strategies Income Fund	$16,176,907
50,693	Nuveen Dividend Advantage Municipal Fund 3	727,952
17,384	Nuveen Dividend Advantage Municipal Income Fund	251,720
596,621	Nuveen Floating Rate Income Fund	6,109,399
264,143	Nuveen Floating Rate Income Opportunity Fund	2,588,601
670,513	Nuveen Global High Income Fund	9,212,849
426,090	Nuveen Intermediate Duration Municipal Term Fund	5,479,517
554,095	Nuveen Municipal Advantage Fund, Inc.	7,674,216
387,941	Nuveen Municipal Market Opportunity Fund, Inc.	5,349,706
97,465	Nuveen Preferred Income Opportunities Fund	892,779
62,555	Nuveen Premium Income Municipal Fund 2, Inc.	904,545
420,933	Nuveen Premium Income Municipal Fund, Inc.	5,935,155
97,578	Nuveen Quality Preferred Income Fund 3	828,437
182,417	Nuveen Select Quality Municipal Fund, Inc.	2,562,959
1,052,708	Nuveen Senior Income Fund	6,074,125
227,038	Nuveen Short Duration Credit Opportunities Fund	3,366,974
3,599,709	PIMCO Dynamic Credit Income Fund	64,902,753
39,261	PIMCO Income Strategy Fund	382,402
1,472	Pioneer Diversified High Income Trust	21,477
329,169	Pioneer Floating Rate Trust	3,571,484
709,349	Prudential Global Short Duration High Yield Fund, Inc.	10,037,288
429,789	Prudential Short Duration High Yield Fund, Inc.	6,274,919
150,105	Putnam High Income Securities Fund	1,097,268
287,879	Putnam Master Intermediate Income Trust	1,309,849
531,762	Strategic Global Income Fund, Inc.	4,658,235
1,253,001	Templeton Emerging Markets Income Fund	12,492,420
2,214,285	Templeton Global Income Fund	14,060,710
386,464	The GDL Fund	3,868,505
532,216	The New America High Income Fund, Inc.	4,076,775
229,691	Virtus Global Multi-Sector Income Fund	3,245,534
246,791	Wells Fargo Advantage Income Opportunities Fund	1,838,593
751,459	Wells Fargo Advantage Multi-Sector Income Fund	8,506,516
458,253	Western Asset Emerging Markets Debt Fund, Inc.	6,291,814
503,539	Western Asset Emerging Markets Income Fund, Inc.	4,899,435
164,765	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,603,287
253,725	Western Asset High Income Fund II, Inc.	1,601,005
1,201,172	Western Asset High Income Opportunity Fund, Inc.	5,633,497
668,312	Western Asset High Yield Defined Opportunity Fund, Inc.	9,423,199
648,972	Western Asset Managed High Income Fund, Inc.	2,933,353
67,584	Western Asset Worldwide Income Fund, Inc.	681,247
540,457	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,561,303

TOTAL CLOSED-END FUNDS
(Cost $665,269,986)		588,453,099

BUSINESS DEVELOPMENT COMPANIES - 1.44%
1,742,327	American Capital Ltd.(a)	24,026,689
220,819	Solar Capital Ltd.	3,628,056

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $28,087,898)		27,654,745

Shares/Description		Value
COMMON STOCKS - 0.09%
133,852	NexPoint Residential Trust, Inc., REIT	$1,752,123

TOTAL COMMON STOCKS
(Cost $1,894,006)		1,752,123

EXCHANGE-TRADED FUNDS - 0.72%
651,898	PowerShares® CEF Income Composite Portfolio	13,911,503

TOTAL EXCHANGE-TRADED FUNDS
(Cost $15,338,365)		13,911,503

EXCHANGE-TRADED NOTES - 0.26%
315,312	ETRACS 2xLeveraged Long Wells Fargo Business Development Company Index ETN	5,038,686

TOTAL EXCHANGE-TRADED NOTES
(Cost $6,729,139)		5,038,686

OPEN-END FUNDS - 1.23%
2,670,611	RiverNorth/Oaktree High Income Fund, Class I(b)	23,715,027

TOTAL OPEN-END FUNDS
(Cost $26,230,536)		23,715,027

PREFERRED STOCKS - 1.00%
80,225	Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	2,075,421
155,384	Gladstone Investment Corp., Series C, 6.500%	3,853,523
125,774	Kayne Anderson MLP Investment Co., Series F, 3.500%	3,166,360
165,917	Kayne Anderson MLP Investment Co., Series E, 4.250%	4,197,700
76,371	The GDL Fund, Series B, 3.000%	3,838,407
212,850	Tortoise Energy Infrastructure Corp., Series C, 3.950%	2,133,821

TOTAL PREFERRED STOCKS
(Cost $19,333,273)		19,265,232

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 1.49%
234,705	Fifth Street Finance Corp.	6.13%	04/30/2028	5,578,938
188,792	Main Street Capital Corp.	6.13%	04/01/2023	4,770,774
90,785	Medley Capital Corp.	7.13%	03/30/2019	2,279,611
90,000	Medley Capital Corp.	6.50%	01/30/2021	2,218,500
188,627	Medley Capital Corp.	6.13%	03/30/2023	4,572,319
135,503	MVC Capital, Inc.	7.25%	01/15/2023	3,333,374
123,585	THL Credit, Inc.	6.75%	11/15/2021	3,077,266
111,400	THL Credit, Inc.	6.75%	12/30/2022	2,778,316

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES
(Cost $28,901,238)				28,609,098

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.49%
Australia - 0.09%
$1,085,000	Australia & New Zealand Banking Group Ltd.(c)	4.88%	01/12/2021	$1,196,041
620,000	Westpac Banking Corp.	2.60%	11/23/2020	620,469
				1,816,510
Austria - 0.01%
200,000	ESAL GmbH(d)	6.25%	02/05/2023	177,500

Bermuda - 0.05%
600,000	Digicel Group Ltd.(c)	7.13%	04/01/2022	453,000
400,000	Digicel Group Ltd.(d)	7.13%	04/01/2022	302,000
200,000	Inkia Energy Ltd.(d)	8.38%	04/04/2021	195,800
				950,800
Brazil - 0.02%
100,000	Cosan Overseas Ltd.(e)	8.25%	Perpetual Maturity	80,750
200,000	Globo Comunicacao e Participacoes SA(d)(f)	5.31%	05/11/2022	200,250
1,500,000	OAS Finance Ltd.(c)(e)(g)	8.88%	Perpetual Maturity	82,500
				363,500
British Virgin Islands - 0.02%
400,000	Magnesita Finance Ltd.(d)(e)	8.63%	Perpetual Maturity	220,000
200,000	Sinopec Group Overseas Development 2015 Ltd.(c)	2.50%	04/28/2020	197,150
				417,150
Canada - 0.08%
645,000	Bank of Montreal	2.38%	01/25/2019	650,876
160,000	Royal Bank of Canada	2.00%	12/10/2018	159,934
655,000	The Toronto-Dominion Bank	1.75%	07/23/2018	654,560
				1,465,370
Cayman Islands - 0.27%
500,000	Agromercantil Senior Trust(c)	6.25%	04/10/2019	506,250
300,000	Agromercantil Senior Trust(d)	6.25%	04/10/2019	303,750
1,295,000	Alibaba Group Holding Ltd.	3.60%	11/28/2024	1,241,700
150,000	Bantrab Senior Trust(d)	9.00%	11/14/2020	144,750
200,000	Cementos Progreso Trust(d)	7.13%	11/06/2023	199,500
300,000	Grupo Aval Ltd.(d)	4.75%	09/26/2022	282,564
1,000,000	Guanay Finance Ltd.(d)	6.00%	12/15/2020	992,500
600,000	Industrial Senior Trust(c)	5.50%	11/01/2022	555,750
300,000	Industrial Senior Trust(d)	5.50%	11/01/2022	277,875
200,000	Lima Metro Line 2 Finance Ltd.(d)	5.88%	07/05/2034	195,000
400,000	Peru Enhanced Pass-Through Finance Ltd.(d)(h)	0.00%	06/02/2025	304,884
200,000	Tencent Holdings Ltd.(c)	3.80%	02/11/2025	196,405
				5,200,928
Chile - 0.27%
850,000	AES Gener SA(d)	5.25%	08/15/2021	873,852
700,000	Cencosud SA(d)	5.50%	01/20/2021	715,690
800,000	CorpGroup Banking SA(c)	6.75%	03/15/2023	743,000
1,000,000	Empresa Electrica(d)	4.88%	05/25/2029	895,038
200,000	Empresa Electrica Guacolda SA(c)	4.56%	04/30/2025	184,693
400,000	Empresa Nacional de Telecomunicaciones SA(c)	4.75%	08/01/2026	375,745
800,000	GNL Quintero SA(d)	4.63%	07/31/2029	759,803
500,000	Latam Airlines Group SA(c)	7.25%	06/09/2020	448,750

Principal Amount/Description		Rate	Maturity	Value
$200,000	Telefonica Chile SA(d)	3.88%	10/12/2022	$197,642
				5,194,213
Colombia - 0.14%
250,000	Banco GNB Sudameris SA(d)	7.50%	07/30/2022	253,750
300,000	Bancolombia SA	6.13%	07/26/2020	309,750
190,000	Ecopetrol SA	7.38%	09/18/2043	160,075
900,000	Ecopetrol SA	5.88%	05/28/2045	643,500
600,000	Pacific Rubiales Energy Corp.(c)	5.13%	03/28/2023	123,000
100,000	Pacific Rubiales Energy Corp.(c)	5.63%	01/19/2025	20,500
400,000	Pacific Rubiales Energy Corp.(d)	5.13%	03/28/2023	82,000
1,000,000	Transportadora de Gas Internacional SA ESP(d)	5.70%	03/20/2022	1,007,500
				2,600,075
Costa Rica - 0.08%
400,000	Banco de Costa Rica(d)	5.25%	08/12/2018	403,000
600,000	Banco Nacional de Costa Rica(d)	4.88%	11/01/2018	597,000
400,000	Instituto Costarricense de Electricidad(c)	6.95%	11/10/2021	400,500
200,000	Instituto Costarricense de Electricidad(d)	6.95%	11/10/2021	200,250
				1,600,750
Curacao - 0.03%
687,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	659,005

Dominican Republic - 0.02%
400,000	Aeropuertos Dominicanos Siglo XXI SA(d)	9.75%	11/13/2019	418,000

France - 0.03%
390,000	Orange SA	2.75%	09/14/2016	394,439
196,000	Orange SA	2.75%	02/06/2019	198,941
				593,380
Great Britain - 0.17%
625,000	AstraZeneca PLC	2.38%	11/16/2020	621,482
655,000	BP Capital Markets PLC	3.06%	03/17/2022	642,808
1,188,000	British Telecommunications PLC	5.95%	01/15/2018	1,281,565
107,000	Delphi Automotive PLC	4.25%	01/15/2026	107,754
1,000,000	Vedanta Resources PLC(c)	7.13%	05/31/2023	551,978
				3,205,587
Guatemala - 0.02%
400,000	Comcel Trust via Comunicaciones Celulares SA(d)	6.88%	02/06/2024	310,000

India - 0.03%
500,000	Reliance Industries Ltd.(d)(e)	5.88%	Perpetual Maturity	491,875

Ireland - 0.04%
824,000	GE Capital International Funding Co.(c)	0.96%	04/15/2016	824,399

Israel - 0.04%
600,000	Delek & Avner Tamar Bond Ltd.(c)	4.44%	12/30/2020	618,000
160,000	Delek & Avner Tamar Bond Ltd.(c)	5.41%	12/30/2025	161,400
				779,400
Luxembourg - 0.11%
655,000	Actavis Funding SCS	2.35%	03/12/2018	656,132
330,000	Covidien International Finance SA	2.95%	06/15/2023	325,426
200,000	Gol LuxCo SA(c)	8.88%	01/24/2022	88,000
200,000	Minerva Luxembourg SA(c)	7.75%	01/31/2023	189,000
650,000	Minerva Luxembourg SA(c)(e)(i)	8.75%	Perpetual Maturity	601,250
200,000	Minerva Luxembourg SA(d)	7.75%	01/31/2023	189,000
				2,048,808

Principal Amount/Description		Rate	Maturity	Value
Mexico - 0.43%
$500,000	Banco Nacional de Comercio Exterior SNC(c)	4.38%	10/14/2025	$495,000
900,000	Banco Santander(d)(i)	5.95%	01/30/2024	927,000
200,000	BBVA Bancomer SA(d)(i)	6.01%	05/17/2022	199,250
700,000	BBVA Bancomer SA(d)(i)	5.35%	11/12/2029	689,500
300,000	Comision Federal de Electricidad(d)	6.13%	06/16/2045	275,250
400,000	Credito Real SAB de CV SOFOM ER(c)	7.50%	03/13/2019	398,000
734,402	Fermaca Enterprises S de RL de CV(c)	6.38%	03/30/2038	690,338
244,801	Fermaca Enterprises S de RL de CV(d)	6.38%	03/30/2038	230,113
300,000	Grupo Elektra SAB de CV(d)	7.25%	08/06/2018	268,500
600,000	Grupo Idesa SA de CV(c)	7.88%	12/18/2020	597,000
200,000	Grupo Idesa SA de CV(d)	7.88%	12/18/2020	199,000
500,000	Mexichem SAB de CV(d)	5.88%	09/17/2044	421,250
677,768	Mexico Generadora de Energia S de rl(d)	5.50%	12/06/2032	606,603
200,000	Petroleos Mexicanos	5.50%	01/21/2021	202,240
1,475,000	Petroleos Mexicanos(c)	5.63%	01/23/2046	1,134,201
200,000	Sixsigma Networks Mexico SA de CV(c)	8.25%	11/07/2021	192,000
300,000	TV Azteca SAB de CV(d)	7.50%	05/25/2018	207,000
250,000	Unifin Financiera SAPI de CV SOFOM ENR(c)	6.25%	07/22/2019	231,250
400,000	Unifin Financiera SAPI de CV SOFOM ENR(d)	6.25%	07/22/2019	370,000
				8,333,495
Netherlands - 0.09%
250,000	Ajecorp BV(d)	6.50%	05/14/2022	108,750
300,000	CIMPOR Financial Operations BV(c)	5.75%	07/17/2024	202,500
200,000	CIMPOR Financial Operations BV(d)	5.75%	07/17/2024	135,000
700,000	Marfrig Holding Europe BV(c)	6.88%	06/24/2019	626,500
200,000	Marfrig Holding Europe BV(d)	6.88%	06/24/2019	179,000
600,000	VTR Finance BV(d)	6.88%	01/15/2024	553,500
				1,805,250
Pakistan - 0.02%
400,000	Global Bank Corp.(c)	5.13%	10/30/2019	397,000

Panama - 0.15%
450,000	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	466,200
700,000	AES El Salvador Trust II(d)	6.75%	03/28/2023	628,250
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(c)	8.38%	05/10/2020	261,000
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(d)	8.38%	05/10/2020	261,000
651,726	ENA Norte Trust(d)	4.95%	04/25/2023	667,446
400,000	Global Bank Corp.(d)	4.75%	10/05/2017	403,210
200,000	Global Bank Corp.(d)	5.13%	10/30/2019	198,500
				2,885,606
Paraguay - 0.06%
150,000	Banco Regional SAECA(c)	8.13%	01/24/2019	153,375
600,000	Banco Regional SAECA(d)	8.13%	01/24/2019	613,500
400,000	Telefonica Celular del Paraguay SA(d)	6.75%	12/13/2022	367,000
				1,133,875
Peru - 0.20%
600,000	Abengoa Transmision Sur SA(c)	6.88%	04/30/2043	625,500
200,000	Abengoa Transmision Sur SA(d)	6.88%	04/30/2043	208,500
100,000	Banco Internacional del Peru SAA Interbank(d)(i)	6.63%	03/19/2029	101,000
180,000	Camposol SA(c)	9.88%	02/02/2017	134,100
800,000	Cia Minera Ares SAC(d)	7.75%	01/23/2021	750,000
400,000	Corp. Azucarera del Peru SA(d)	6.38%	08/02/2022	330,000
200,000	Corp. Financiera de Desarrollo SA(d)(i)	5.25%	07/15/2029	197,000

Principal Amount/Description		Rate	Maturity	Value
$200,000	Inkia Energy Ltd.(c)	8.38%	04/04/2021	$195,800
127,000	Maestro Peru SA(d)	6.75%	09/26/2019	133,985
500,000	Pesquera Exalmar SAA(c)	7.38%	01/31/2020	312,500
500,000	Pesquera Exalmar SAA(d)	7.38%	01/31/2020	312,500
200,000	Union Andina de Cementos SAA(d)	5.88%	10/30/2021	193,500
600,000	Volcan Cia Minera SAA(d)	5.38%	02/02/2022	384,000
				3,878,385
Singapore - 0.02%
400,000	Oversea-Chinese Banking Corp. Ltd.(d)(i)	4.00%	10/15/2024	407,662

TOTAL FOREIGN CORPORATE BONDS
(Cost $54,317,566)				47,958,523

U.S. CORPORATE BONDS - 3.26%
Aerospace/Defense - 0.07%
665,000	Lockheed Martin Corp.	4.70%	05/15/2046	687,070
451,000	The Boeing Co.	6.88%	03/15/2039	619,276
140,000	TransDigm, Inc.	6.00%	07/15/2022	137,550
				1,443,896
Agriculture - 0.03%
635,000	Reynolds American, Inc.	4.00%	06/12/2022	661,497

Apparel - 0.00%(j)
65,000	Levi Strauss & Co.	5.00%	05/01/2025	65,000

Auto Manufacturers - 0.08%
520,000	Ford Motor Co.	7.45%	07/16/2031	642,969
115,000	General Motors Financial Co., Inc.	2.40%	04/10/2018	114,496
715,000	General Motors Financial Co., Inc.	3.20%	07/13/2020	704,723
				1,462,188
Auto Parts & Equipment - 0.04%
95,000	American Axle & Manufacturing, Inc.	6.63%	10/15/2022	99,750
55,000	Dana Holding Corp.	5.50%	12/15/2024	53,625
545,000	Delphi Corp.	4.15%	03/15/2024	550,497
90,000	The Goodyear Tire & Rubber Co.	5.13%	11/15/2023	92,700
				796,572
Banks - 0.46%
985,000	Bank of America Corp.	2.00%	01/11/2018	984,318
655,000	BB&T Corp.	2.45%	01/15/2020	659,737
300,000	BBVA Bancomer SA(c)(i)	5.35%	11/12/2029	295,500
1,000,000	Citigroup, Inc.	2.65%	10/26/2020	993,850
657,000	JPMorgan Chase & Co.	2.55%	10/29/2020	651,590
665,000	JPMorgan Chase & Co.	4.25%	10/01/2027	665,576
660,000	Morgan Stanley	2.65%	01/27/2020	659,065
655,000	Morgan Stanley	3.75%	02/25/2023	672,365
655,000	PNC Funding Corp.	3.30%	03/08/2022	671,256
480,000	State Street Corp.	3.55%	08/18/2025	495,773
665,000	The Goldman Sachs Group, Inc.	2.60%	04/23/2020	664,161
1,335,000	Wells Fargo & Co.	3.55%	09/29/2025	1,348,874
				8,762,065
Beverages - 0.03%
335,000	The Coca-Cola Co.	1.65%	11/01/2018	338,002
315,000	The Coca-Cola Co.	1.88%	10/27/2020	312,130
				650,132
Biotechnology - 0.03%
335,000	Amgen, Inc.	2.70%	05/01/2022	325,669

Principal Amount/Description		Rate	Maturity	Value
$335,000	Celgene Corp.	3.88%	08/15/2025	$334,601
				660,270
Chemicals - 0.06%
95,000	Ashland, Inc.	4.75%	08/15/2022	92,744
400,000	Braskem America Finance Co.(d)	7.13%	07/22/2041	300,000
115,000	Hexion, Inc.	6.63%	04/15/2020	90,563
40,000	Platform Specialty Products Corp.(c)	6.50%	02/01/2022	34,800
690,000	The Dow Chemical Co.	3.00%	11/15/2022	662,023
				1,180,130
Commercial Services - 0.03%
105,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	105,919
330,000	McGraw Hill Financial, Inc.	4.40%	02/15/2026	338,493
94,000	Service Corp. International	5.38%	01/15/2022	98,465
40,000	Team Health, Inc.(c)	7.25%	12/15/2023	41,500
60,000	United Rentals North America, Inc.	7.63%	04/15/2022	64,422
				648,799
Computers - 0.09%
490,000	Apple, Inc.	0.90%	05/12/2017	488,575
540,000	Hewlett Packard Enterprise Co.(c)	3.60%	10/15/2020	541,876
705,000	International Business Machines Corp.	1.13%	02/06/2018	700,536
				1,730,987
Cosmetics/Personal Care - 0.01%
120,000	Revlon Consumer Products Corp.	5.75%	02/15/2021	116,700

Distribution/Wholesale - 0.01%
100,000	HD Supply, Inc.	7.50%	07/15/2020	104,500

Diversified Financial Services - 0.23%
660,000	Air Lease Corp.	3.75%	02/01/2022	649,165
640,000	Ally Financial, Inc.	4.13%	03/30/2020	638,400
435,000	American Express Credit Corp.	2.13%	03/18/2019	435,221
865,000	American Express Credit Corp.	2.25%	08/15/2019	865,573
65,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.88%	03/15/2019	64,578
529,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	645,696
470,000	National Rural Utilities Cooperative Finance Corp.	2.00%	01/27/2020	462,333
659,000	Synchrony Financial	3.00%	08/15/2019	658,774
				4,419,740
Electric - 0.13%
752,000	Berkshire Hathaway Energy Co.	6.50%	09/15/2037	918,412
715,000	Duke Energy Progress, Inc.	4.15%	12/01/2044	700,034
970,000	The Southern Co.	2.45%	09/01/2018	978,290
				2,596,736
Engineering & Construction - 0.01%
95,000	SBA Communications Corp.	5.63%	10/01/2019	99,394

Entertainment - 0.01%
50,000	Regal Entertainment Group	5.75%	03/15/2022	50,188
105,000	Scientific Games International, Inc.(c)	7.00%	01/01/2022	100,800
				150,988
Environmental Control - 0.03%
530,000	Waste Management, Inc.	4.10%	03/01/2045	494,612

Food - 0.19%
665,000	HJ Heinz Co.(c)	1.60%	06/30/2017	663,364
95,000	JBS USA LLC / JBS USA Finance, Inc.(c)	5.75%	06/15/2025	83,125
360,000	Kellogg Co.	7.45%	04/01/2031	458,607

Principal Amount/Description		Rate	Maturity	Value
$35,000	Pilgrim's Pride Corp.(c)	5.75%	03/15/2025	$34,125
65,000	Post Holdings, Inc.	7.38%	02/15/2022	68,006
970,000	The Kroger Co.	3.40%	04/15/2022	984,060
1,285,000	Tyson Foods, Inc.	3.95%	08/15/2024	1,321,775
				3,613,062
Forest Products & Paper - 0.07%
1,315,000	Georgia-Pacific LLC(c)	3.60%	03/01/2025	1,302,932

Hand/Machine Tools - 0.00%(j)
100,000	Milacron LLC / Mcron Finance Corp.(c)	7.75%	02/15/2021	93,750

Healthcare-Products - 0.09%
115,000	Alere, Inc.	6.50%	06/15/2020	110,975
1,000,000	Thermo Fisher Scientific, Inc.	3.30%	02/15/2022	999,492
660,000	Zimmer Holdings, Inc.	1.45%	04/01/2017	657,009
				1,767,476
Healthcare-Services - 0.12%
648,000	Anthem, Inc.	2.30%	07/15/2018	647,311
50,000	HCA, Inc.	5.38%	02/01/2025	49,437
90,000	HCA, Inc.	5.88%	02/15/2026	90,562
660,000	Laboratory Corp. of America Holdings	2.50%	11/01/2018	662,159
695,000	Laboratory Corp. of America Holdings	4.70%	02/01/2045	640,647
55,000	LifePoint Health, Inc.	5.50%	12/01/2021	56,100
60,000	LifePoint Health, Inc.	5.88%	12/01/2023	61,050
120,000	Select Medical Corp.	6.38%	06/01/2021	105,600
100,000	Tenet Healthcare Corp.	6.75%	06/15/2023	92,938
				2,405,804
Holding Companies-Diversified - 0.04%
35,000	Argos Merger Sub, Inc.(c)	7.13%	03/15/2023	34,790
660,000	MUFG Americas Holdings Corp.	1.63%	02/09/2018	654,574
				689,364
Home Builders - 0.00%(j)
80,000	WCI Communities, Inc.	6.88%	08/15/2021	84,450

Household Products/Wares - 0.01%
100,000	Spectrum Brands, Inc.(c)	5.75%	07/15/2025	103,000

Insurance - 0.15%
825,000	Liberty Mutual Group, Inc.(c)	6.50%	05/01/2042	940,379
1,376,000	MetLife, Inc.	4.13%	08/13/2042	1,307,753
660,000	TIAA Asset Management Finance Co. LLC(c)	2.95%	11/01/2019	662,187
				2,910,319
Internet - 0.02%
325,000	Amazon.com, Inc.	3.80%	12/05/2024	338,894

Iron/Steel - 0.01%
145,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.(c)	6.38%	05/01/2022	123,975

Leisure Time - 0.01%
95,000	NCL Corp. Ltd.(c)	5.25%	11/15/2019	96,900
70,000	Sabre GLBL, Inc.(c)	5.25%	11/15/2023	69,562
65,000	Viking Cruises Ltd.(c)	8.50%	10/15/2022	61,913
				228,375
Lodging - 0.00%(j)
65,000	Station Casinos LLC	7.50%	03/01/2021	66,625

Machinery-Construction & Mining - 0.00%(j)
95,000	Terex Corp.	6.00%	05/15/2021	87,875

Media - 0.11%
335,000	21st Century Fox America, Inc.	4.75%	09/15/2044	323,378

Principal Amount/Description		Rate	Maturity	Value
$135,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.25%	09/30/2022	$136,687
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.13%	05/01/2023	25,094
145,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(c)	6.38%	09/15/2020	142,281
255,000	Comcast Corp.	4.20%	08/15/2034	253,046
395,000	Comcast Corp.	4.40%	08/15/2035	398,142
40,000	CSC Holdings LLC	5.25%	06/01/2024	35,200
140,000	Gannett Co., Inc.(c)	4.88%	09/15/2021	140,700
65,000	Gray Television, Inc.	7.50%	10/01/2020	67,031
90,000	Sinclair Television Group, Inc.(c)	5.63%	08/01/2024	87,863
335,000	Time Warner, Inc.	3.60%	07/15/2025	326,913
140,000	Tribune Media Co.(c)	5.88%	07/15/2022	140,350
				2,076,685
Mining - 0.06%
150,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	78,750
300,000	Southern Copper Corp.	6.75%	04/16/2040	257,729
850,000	Southern Copper Corp.	5.25%	11/08/2042	616,667
200,000	Southern Copper Corp.	5.88%	04/23/2045	153,960
				1,107,106
Miscellaneous Manufacturing - 0.01%
165,000	Gates Global LLC / Gates Global Co.(c)	6.00%	07/15/2022	119,625

Office/Business Equipment - 0.03%
650,000	Xerox Corp.	2.95%	03/15/2017	655,043

Oil & Gas - 0.25%
705,000	Apache Corp.	4.75%	04/15/2043	607,802
407,000	Chevron Corp.	1.37%	03/02/2018	403,896
252,000	Chevron Corp.	1.79%	11/16/2018	249,827
580,000	Devon Energy Corp.	6.30%	01/15/2019	598,119
145,000	Energy XXI Gulf Coast, Inc.	9.25%	12/15/2017	41,325
1,630,000	Energy XXI Gulf Coast, Inc.(c)	11.00%	03/15/2020	574,575
60,000	Energy XXI Gulf Coast, Inc.	7.50%	12/15/2021	6,825
80,000	EP Energy LLC / Everest Acquisition Finance, Inc.	9.38%	05/01/2020	51,400
80,000	EPL Oil & Gas, Inc.	8.25%	02/15/2018	21,600
160,000	Memorial Production Partners LP / Memorial Production Finance Corp.	6.88%	08/01/2022	48,800
245,000	Phillips 66	5.88%	05/01/2042	246,202
35,000	Phillips 66	4.88%	11/15/2044	31,352
55,000	Sanchez Energy Corp.	6.13%	01/15/2023	29,975
4,840,000	SandRidge Energy, Inc.(c)	8.75%	06/01/2020	1,476,200
330,000	Schlumberger Holdings Corp.(c)	2.35%	12/21/2018	328,122
85,000	Southern Star Central Corp.(c)	5.13%	07/15/2022	70,550
150,000	Triangle USA Petroleum Corp.(c)	6.75%	07/15/2022	46,500
95,000	Ultra Petroleum Corp.(c)	5.75%	12/15/2018	23,275
				4,856,345
Packaging & Containers - 0.02%
70,000	Berry Plastics Corp.	5.50%	05/15/2022	69,825
105,000	Plastipak Holdings, Inc.(c)	6.50%	10/01/2021	101,850
135,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	8.25%	02/15/2021	130,612
				302,287
Pharmaceuticals - 0.11%
672,000	AbbVie, Inc.	4.70%	05/14/2045	659,758
490,000	Baxalta, Inc.(c)	5.25%	06/23/2045	492,628
665,000	Cardinal Health, Inc.	1.95%	06/15/2018	663,642

Principal Amount/Description		Rate	Maturity	Value
$310,000	Novartis Capital Corp.	3.00%	11/20/2025	$306,244
70,000	Quintiles Transnational Corp.(c)	4.88%	05/15/2023	70,700
				2,192,972
Pipelines - 0.09%
710,000	Energy Transfer Partners LP	4.75%	01/15/2026	612,273
522,000	Enterprise Products Operating LLC	3.70%	02/15/2026	469,587
595,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	530,341
25,000	Kinder Morgan Energy Partners LP	6.50%	09/01/2039	20,672
135,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.(c)	6.25%	10/15/2022	128,588
				1,761,461
REITS - 0.07%
625,000	Boston Properties LP	4.13%	05/15/2021	656,513
30,000	Equinix, Inc.	5.88%	01/15/2026	30,975
395,000	Simon Property Group LP	5.65%	02/01/2020	442,941
215,000	Simon Property Group LP	4.13%	12/01/2021	229,421
				1,359,850
Retail - 0.05%
50,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	51,875
25,000	Family Tree Escrow LLC(c)	5.75%	03/01/2023	26,187
70,000	Rite Aid Corp.(c)	6.13%	04/01/2023	72,713
90,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	93,600
645,000	The Home Depot, Inc.	3.35%	09/15/2025	660,296
				904,671
Software - 0.16%
95,000	Activision Blizzard, Inc.(c)	5.63%	09/15/2021	99,750
100,000	Audatex North America, Inc.(c)	6.00%	06/15/2021	101,125
140,000	Ensemble S Merger Sub, Inc.(c)	9.00%	09/30/2023	135,800
490,000	Fidelity National Information Services, Inc.	3.63%	10/15/2020	497,129
50,000	First Data Corp.(c)	7.00%	12/01/2023	50,125
50,000	First Data Corp.(c)	5.75%	01/15/2024	49,375
115,000	Infor US, Inc.(c)	6.50%	05/15/2022	97,463
660,000	Microsoft Corp.	4.45%	11/03/2045	682,341
1,050,000	Oracle Corp.	2.38%	01/15/2019	1,066,950
220,000	Oracle Corp.	2.25%	10/08/2019	222,495
				3,002,553
Telecommunications - 0.16%
670,000	AT&T, Inc.	3.40%	05/15/2025	645,289
665,000	Cisco Systems, Inc.	1.65%	06/15/2018	667,997
100,000	CommScope, Inc.(c)	5.00%	06/15/2021	96,250
65,000	Frontier Communications Corp.(c)	10.50%	09/15/2022	64,756
150,000	Intelsat Jackson Holdings SA	5.50%	08/01/2023	118,500
100,000	Level 3 Communications, Inc.	5.75%	12/01/2022	102,500
50,000	T-Mobile USA, Inc.	6.50%	01/15/2026	50,600
1,415,000	Verizon Communications, Inc.	4.40%	11/01/2034	1,309,578
				3,055,470
Transportation - 0.08%
105,000	Air Medical Merger Sub Corp.(c)	6.38%	05/15/2023	93,975
675,000	Burlington Northern Santa Fe LLC	4.55%	09/01/2044	654,516
705,000	FedEx Corp.	4.75%	11/15/2045	700,780
65,000	OPE KAG Finance Sub, Inc.(c)	7.88%	07/31/2023	64,756
				1,514,027

TOTAL U.S. CORPORATE BONDS
(Cost $67,419,442)				62,768,202

Principal Amount/Description		Rate	Maturity	Value

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.14%
$1,500,000	Colombia Government International Bond	4.38%	07/12/2021	$1,511,250
940,000	Mexico Government International Bond	4.00%	10/02/2023	954,570
100,000	Peruvian Government International Bond	4.13%	08/25/2027	98,500

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $2,631,109)				2,564,320

COLLATERALIZED LOAN OBLIGATIONS - 0.76%
	Adams Mill CLO Ltd.
500,000	Series 2014-1A(c)(i)	3.82%	07/15/2026	448,477
250,000	Series 2014-1A(c)(i)	5.32%	07/15/2026	202,324
	Apidos CLO XVIII
500,000	Series 2014-18A(c)(i)	3.97%	07/22/2026	464,778
250,000	Series 2014-18A(c)(i)	5.52%	07/22/2026	201,610
	Avery Point II CLO Ltd.
250,000	Series 2013-2A(c)(i)	3.04%	07/17/2025	239,109
500,000	Series 2013-2A(c)(i)	3.74%	07/17/2025	456,635
	Babson CLO Ltd.
500,000	Series 2015-2A(c)(i)	3.89%	07/20/2027	471,300
500,000	Series 2015-IA(c)(i)	3.73%	04/20/2027	458,592
	Betony CLO Ltd.
500,000	Series 2015-1A(c)(i)	3.47%	04/15/2027	491,830
500,000	Series 2015-1A(c)(i)	3.92%	04/15/2027	461,000
	Birchwood Park CLO Ltd.
250,000	Series 2014-1A(c)(i)	6.69%	07/15/2026	227,952
250,000	Series 2014-1A(c)(i)	3.44%	07/15/2026	247,661
250,000	Series 2014-1A(c)(i)	4.49%	07/15/2026	244,719
	BlueMountain CLO Ltd.
500,000	Series 2012-1A(c)(i)	5.79%	07/20/2023	480,490
	Brookside Mill CLO Ltd.
250,000	Series 2013-1A(c)(i)	2.99%	04/17/2025	238,696
500,000	Series 2013-1A(c)(i)	3.34%	04/17/2025	447,980
500,000	Series 2013-1A(c)(i)	4.69%	04/17/2025	393,560
	Carlyle Global Market Strategies CLO Ltd.
250,000	Series 2014-3A(c)(i)	3.47%	07/27/2026	247,670
500,000	Series 2014-3A(c)(i)	4.52%	07/27/2026	484,032
	Catamaran CLO 2015-1 Ltd.
500,000	Series 2015-1A(c)(i)	3.40%	04/22/2027	487,050
	Dorchester Park CLO Ltd.
250,000	Series 2015-1A(c)(i)	3.49%	01/20/2027	247,964
250,000	Series 2015-1A(c)(i)	3.84%	01/20/2027	235,565
	Emerson Park CLO Ltd.
250,000	Series 2013-1A(c)(i)	3.04%	07/15/2025	242,123
	Flatiron CLO Ltd.
250,000	Series 2014-1A(c)(i)	3.59%	07/17/2026	225,773
	Galaxy XV CLO Ltd.
500,000	Series 2013-15A(c)(i)	3.69%	04/15/2025	451,504
	Halcyon Loan Advisors Funding Ltd.
250,000	Series 2013-2A(c)(i)	3.00%	08/01/2025	235,385
	ING IM CLO Ltd.
250,000	Series 2013-3A(c)(i)	3.02%	01/18/2026	241,173

Principal Amount/Description		Rate	Maturity	Value
	LCM XII LP
$250,000	Series 2015-12A(c)(i)	3.99%	10/19/2022	$241,956
	LCM XIV LP
500,000	Series 2013-14A(c)(i)	3.79%	07/15/2025	464,463
	LCM XV LP
250,000	Series 2014-15A(c)(i)	3.43%	08/25/2024	246,845
	Limerock CLO I
500,000	Series 2007-1A(c)(i)	0.95%	04/24/2023	478,750
	Madison Park Funding XIII Ltd.
250,000	Series 2014-13A(c)(i)	3.64%	01/19/2025	231,638
	Madison Park Funding XIV Ltd.
250,000	Series 2014-14A(c)(i)	3.89%	07/20/2026	234,333
250,000	Series 2014-14A(c)(i)	5.04%	07/20/2026	192,800
	Magnetite CLO Ltd.
500,000	Series 2012-7A(c)(i)	5.57%	01/15/2025	462,420
	Nomad CLO Ltd.
250,000	Series 2013-1A(c)(i)	3.12%	01/15/2025	241,969
250,000	Series 2013-1A(c)(i)	3.67%	01/15/2025	233,550
	Octagon Investment Partners XVI Ltd.
500,000	Series 2013-1A(c)(i)	3.64%	07/17/2025	456,191
500,000	Series 2013-1A(c)(i)	4.79%	07/17/2025	402,571
	Symphony CLO XI Ltd.
500,000	Series 2013-11A(c)(i)	3.47%	01/17/2025	494,450
	Venture X CLO Ltd.
500,000	Series 2012-10A(c)(i)	4.49%	07/20/2022	485,959
	Venture XV CLO Ltd.
500,000	Series 2013-15A(c)(i)	3.35%	07/15/2025	489,692

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $15,330,275)				14,632,539

CONTINGENT CONVERTIBLE SECURITIES - 0.06%
700,000	Banco do Brasil SA(c)(e)(i)	9.00%	Perpetual Maturity	462,000
600,000	United Overseas Bank Ltd.(i)	3.75%	09/19/2024	607,852

TOTAL CONTINGENT CONVERTIBLE SECURITIES
(Cost $1,318,525)				1,069,852

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 22.87%
	Adjustable Rate Mortgage Trust
1,791,463	Series 2005-1(i)	2.82%	05/25/2035	1,765,059
6,606,423	Series 2005-10(i)	3.14%	01/25/2036	5,721,732
1,635,585	Series 2005-7(i)	3.15%	10/25/2035	1,461,112
	Alternative Loan Trust
596,463	Series 2005-20CB	5.50%	07/25/2035	567,599
232,726	Series 2005-54CB	5.50%	11/25/2035	222,398
1,000,000	Series 2005-6CB	5.50%	04/25/2035	958,625
2,308,617	Series 2005-85CB(i)	1.52%	02/25/2036	1,835,828
487,543	Series 2005-85CB(i)	20.09%	02/25/2036	597,866
585,800	Series 2005-86CB	5.50%	02/25/2036	534,713
1,134,398	Series 2005-9CB(i)	4.63%	05/25/2035	133,880
638,737	Series 2005-9CB(i)	0.92%	05/25/2035	523,696
489,525	Series 2006-12CB(i)	5.75%	05/25/2036	411,988
2,221,322	Series 2006-15CB	6.50%	06/25/2036	1,816,134

Principal Amount/Description		Rate	Maturity	Value
$296,390	Series 2006-30T1	6.25%	11/25/2036	$280,335
245,345	Series 2006-32CB	5.50%	11/25/2036	220,365
475,925	Series 2006-36T2(i)	26.12%	12/25/2036	644,918
1,775,314	Series 2007-19	6.00%	08/25/2037	1,482,262
6,218,507	Series 2007-20	6.25%	08/25/2047	5,531,250
1,946,887	Series 2007-23CB(i)	0.92%	09/25/2037	1,240,525
1,858,953	Series 2007-23CB(i)	6.08%	09/25/2037	504,671
11,848,532	Series 2007-HY2(i)	2.53%	03/25/2047	11,325,903
	American Home Mortgage Investment Trust
198,058	Series 2007-A(c)(f)	6.10%	01/25/2037	117,294
	BAMLL Commercial Mortgage Securities Trust
400,000	Series 2014-IP(c)(i)	2.72%	06/15/2028	393,943
17,000,000	Series 2015-200P(c)(i)	0.50%	04/14/2033	544,000
	Banc of America Alternative Loan Trust
93,126	Series 2005-6	6.00%	07/25/2035	89,738
174,599	Series 2005-6	5.50%	07/25/2035	153,810
	Banc of America Commercial Mortgage Trust
306,300	Series 2007-5(i)	5.77%	02/10/2051	319,080
	Banc of America Funding Corp.
3,000,000	Series 2005-B(i)	0.66%	04/20/2035	2,438,991
427,596	Series 2006-2	5.50%	03/25/2036	428,298
1,998,102	Series 2006-A(i)	2.72%	02/20/2036	1,700,209
9,391,630	Series 2007-4(i)	5.77%	05/25/2037	8,481,284
936,369	Series 2008-R2(c)	6.00%	09/25/2037	963,222
8,373,304	Series 2010-R5(c)	6.00%	10/26/2037	7,101,097
	BCAP LLC Trust
229,088	Series 2007-AA2(i)	7.50%	04/25/2037	209,983
148,637	Series 2007-AA2	6.00%	04/25/2037	125,601
5,299,089	Series 2009-RR1(c)(i)	6.00%	10/26/2036	5,297,789
10,039,345	Series 2010-RR6(c)(i)	6.00%	07/26/2036	7,942,050
	Bear Stearns ALT-A Trust
2,386,695	Series 2004-11(i)	2.78%	11/25/2034	2,096,539
2,234,694	Series 2005-3(i)	2.52%	04/25/2035	1,730,786
14,274,241	Series 2006-3(i)	2.75%	05/25/2036	10,975,500
2,065,555	Series 2006-6(i)	4.11%	11/25/2036	1,501,520
	Bear Stearns Asset-Backed Securities Trust
560,672	Series 2005-HE3(i)	1.44%	03/25/2035	556,530
3,321,456	Series 2006-AC1(f)	5.75%	02/25/2036	2,514,109
	Bear Stearns Commercial Mortgage Securities
319,100	Series 2006-PW13(i)	5.61%	09/11/2041	322,792
	Blue Elephant Loan Trust
1,300,000	Series 2015-1(c)	5.56%	12/15/2022	1,292,200
	BLUEM
500,000	Series 2015-3A(c)(i)	3.43%	10/20/2027	489,100
500,000	Series 2015-3A(c)(i)	3.88%	10/20/2027	456,550
	Chase Mortgage Finance Trust
7,081,866	Series 2007-S2	6.00%	03/25/2037	6,172,456
14,370,147	Series 2007-S2	6.00%	03/25/2037	12,579,219
789,472	Series 2007-S3	5.50%	05/25/2037	686,157
	Citicorp Mortgage Securities Trust
1,368,797	Series 2007-1	6.00%	01/25/2037	1,399,877
423,159	Series 2007-2	5.50%	02/25/2037	424,204
	Citigroup Commercial Mortgage Trust
4,052,826	Series 2014-GC25(i)	1.25%	10/10/2047	288,625

Principal Amount/Description		Rate	Maturity	Value
$355,500	Series 2015-GC27(c)(i)	4.58%	01/10/2025	$280,561
400,000	Series 2015-GC31(i)	4.20%	06/10/2025	376,237
420,000	Series 2015-GC35	4.65%	11/10/2025	403,578
5,552,000	Series 2015-GC35(i)	1.06%	11/10/2048	335,082
	Citigroup Mortgage Loan Trust, Inc.
1,297,676	Series 2006-WF1(f)	5.34%	03/25/2036	934,657
1,840,358	Series 2007-OPX1(f)	6.33%	01/25/2037	1,231,067
2,000,000	Series 2008-AR4(c)(i)	2.73%	11/25/2038	1,839,258
1,400,000	Series 2008-AR4(c)(i)	2.80%	11/25/2038	1,344,060
1,318,619	Series 2010-8(c)(i)	6.93%	11/25/2036	1,198,123
3,876,064	Series 2010-8(c)(i)	6.75%	12/25/2036	3,539,171
	Citigroup/Deutsche Bank Commercial Mortgage Trust
313,100	Series 2007-CD4(i)	5.37%	12/11/2049	319,819
	CitiMortgage Alternative Loan Trust
1,176,684	Series 2007-A1	6.00%	01/25/2037	1,023,483
231,776	Series 2007-A1(i)	4.98%	01/25/2037	35,201
392,023	Series 2007-A3(i)	4.98%	03/25/2037	59,874
170,347	Series 2007-A3(i)	6.00%	03/25/2037	151,698
1,421,305	Series 2007-A4	5.75%	04/25/2037	1,229,907
1,209,492	Series 2007-A6	5.50%	06/25/2037	1,029,319
	COBALT CMBS Commercial Mortgage Trust
320,700	Series 2007-C2(i)	5.57%	04/15/2047	324,006
	Commercial Mortgage Pass-Through Certificates
352,898	Series 2010-C1(c)(i)	1.78%	07/10/2046	10,218
312,400	Series 2014-CR19(i)	4.88%	08/10/2047	312,413
400,000	Series 2014-CR20(i)	4.66%	11/10/2047	391,562
410,000	Series 2014-KYO(c)(i)	3.70%	06/11/2016	405,981
3,091,920	Series 2014-UBS4(c)	3.75%	08/10/2047	1,748,790
11,000	Series 2014-UBS4(c)(k)	0.00%	08/10/2047	0
2,705,400	Series 2014-UBS4(c)	3.75%	08/10/2047	1,968,720
5,797,416	Series 2014-UBS4(c)	3.75%	08/10/2047	1,794,880
3,979,658	Series 2015-CR22(i)	1.17%	03/10/2025	246,739
475,000	Series 2015-CR25(i)	4.70%	08/10/2025	459,956
5,094,802	Series 2015-CR26(i)	1.78%	09/10/2025	374,468
419,000	Series 2015-LC23(i)	4.65%	10/10/2025	396,006
	Commercial Mortgage Trust
312,200	Series 2007-GG11(i)	6.25%	12/10/2049	317,070
400,000	Series 2007-GG9	5.48%	03/10/2039	410,019
	Consumer Credit Origination Loan Trust
3,500,000	Series 2015-1(c)	5.21%	04/15/2018	3,575,105
	Countrywide Asset-Backed Certificates
1,737,859	Series 2005-12(f)	5.56%	02/25/2036	1,744,616
	Countrywide Home Loan Mortgage Pass-Through Trust
4,695,504	Series 2005-HYB7(i)	2.61%	11/20/2035	4,225,760
190,829	Series 2005-J4	5.50%	11/25/2035	188,239
4,146,919	Series 2006-18	6.00%	12/25/2036	3,825,256
617,617	Series 2007-17	6.00%	10/25/2037	599,102
682,135	Series 2007-3	6.00%	04/25/2037	636,864
857,243	Series 2007-7	5.75%	06/25/2037	823,222
	Credit Suisse First Boston Mortgage Securities Corp.
94,354	Series 1998-C2(c)(i)	6.75%	11/15/2030	95,558
123,241	Series 2005-10	5.50%	11/25/2035	112,858
4,440,988	Series 2005-11	6.00%	12/25/2035	4,300,229
107,755	Series 2005-8	5.50%	08/25/2025	103,566

Principal Amount/Description		Rate	Maturity	Value
$8,054,917	Series 2005-9	6.00%	10/25/2035	$5,551,589
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(f)	5.70%	09/25/2036	2,756,116
187,010	Series 2007-1(i)	5.90%	05/25/2037	104,096
	CSAIL Commercial Mortgage Trust
5,975,537	Series 2015-C1(i)	1.12%	01/15/2025	370,608
419,000	Series 2015-C4(i)	4.59%	11/11/2048	394,014
	CSMC Mortgage-Backed Trust
312,220	Series 2006-1	6.00%	02/25/2036	233,326
6,933,870	Series 2006-2	5.75%	03/25/2036	6,522,925
136,269	Series 2006-4	5.50%	05/25/2021	130,638
1,218,216	Series 2006-5	6.25%	06/25/2036	680,954
154,438	Series 2006-9	6.00%	11/25/2036	142,311
3,865,138	Series 2007-1	6.00%	02/25/2037	3,402,872
26,758	Series 2007-2	5.00%	03/25/2037	26,535
686,420	Series 2007-3(i)	5.84%	04/25/2037	333,718
81,382	Series 2007-4	6.00%	06/25/2037	75,942
302,900	Series 2007-C4(i)	6.15%	09/15/2039	317,331
6,821,525	Series 2009-16R(c)	6.00%	07/26/2037	6,472,654
2,271,877	Series 2010-7R(c)(i)	6.00%	04/26/2037	2,184,141
	Del Coronado Trust
326,700	Series 2013-HDC D(c)(i)	2.15%	03/15/2026	326,987
326,700	Series 2013-HDC E(c)(i)	2.85%	03/15/2026	327,218
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
600,082	Series 2005-6(i)	4.86%	12/25/2035	98,179
262,909	Series 2005-6(i)	1.62%	12/25/2035	195,298
2,416,943	Series 2007-1(i)	0.36%	08/25/2037	2,082,923
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
232,628	Series 2006-PR1(c)(i)	11.85%	04/15/2036	272,500
	First Horizon Alternative Mortgage Securities Trust
133,595	Series 2005-FA6	5.50%	09/25/2035	120,797
1,727,401	Series 2005-FA6	5.50%	09/25/2035	1,561,915
155,711	Series 2006-FA7	6.25%	12/25/2036	124,957
266,980	Series 2007-FA2	6.00%	04/25/2037	205,312
	First Horizon Mortgage Pass-Through Trust
4,208,491	Series 2007-AR3(i)	2.50%	11/25/2037	3,656,249
	GE Commercial Mortgage Corp. Trust
489,000	Series 2007-C1(i)	5.61%	12/10/2049	498,124
	GRACE Mortgage Trust
400,000	Series 2014-GRCE(c)	3.37%	06/10/2028	410,766
	GS Mortgage Securities Trust
400,000	Series 2006-GG6(i)	5.76%	04/10/2038	399,637
3,182,105	Series 2006-GG6(c)(i)	0.03%	04/10/2038	7
400,000	Series 2006-GG8	5.62%	11/10/2039	397,416
426,067	Series 2011-GC3(c)(i)	1.07%	03/10/2044	10,133
3,722,409	Series 2011-GC5(c)(i)	1.81%	08/10/2044	160,990
281,000	Series 2014-GC26(c)(i)	4.66%	11/10/2047	237,602
7,496,256	Series 2015-GS1(i)	0.85%	11/10/2048	472,137
	GSAA Home Equity Trust
3,308,657	Series 2006-13(i)	6.04%	07/25/2036	1,971,308
693,747	Series 2006-18(f)	5.68%	11/25/2036	376,588
227,865	Series 2006-6(i)	5.69%	03/25/2036	129,376
1,198,169	Series 2007-2(f)	6.10%	03/25/2037	614,610
2,854,948	Series 2007-8(i)	0.57%	08/25/2037	2,587,294

Principal Amount/Description		Rate	Maturity	Value
	GSR Mortgage Loan Trust
$959,157	Series 2005-AR4(i)	2.86%	07/25/2035	$949,619
3,073,013	Series 2006-2F	5.25%	02/25/2036	2,380,766
2,487,729	Series 2007-2F	5.75%	02/25/2037	2,371,465
5,818,711	Series 2007-2F	6.00%	03/25/2037	5,576,180
2,855,846	Series 2007-AR2(i)	2.77%	05/25/2037	2,364,301
	HSI Asset Loan Obligation Trust
207,516	Series 2007-2	5.50%	09/25/2037	199,595
	IndyMac IMJA Mortgage Loan Trust
2,173,872	Series 2007-A1	6.00%	08/25/2037	1,872,679
	IndyMac IMSC Mortgage Loan Trust
5,549,246	Series 2007-F2	6.50%	07/25/2037	3,571,288
	IndyMac Index Mortgage Loan Trust
5,503,195	Series 2005-AR31(i)	2.64%	01/25/2036	4,893,817
2,125,078	Series 2005-AR35(i)	4.22%	02/25/2036	1,664,462
6,132,587	Series 2006-AR25(i)	2.80%	09/25/2036	4,732,786
1,157,743	Series 2007-FLX1(i)	0.60%	02/25/2037	1,118,167
	JP Morgan Alternative Loan Trust
518,596	Series 2005-S1	6.00%	12/25/2035	481,281
101,821	Series 2006-S1	5.00%	02/25/2021	99,088
921,288	Series 2006-S3(f)	6.12%	08/25/2036	870,984
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(i)	4.82%	08/15/2047	382,138
388,000	Series 2014-C26(i)	4.57%	01/15/2048	375,455
300,000	Series 2015-C27(c)(i)	3.98%	02/15/2025	222,710
5,979,008	Series 2015-C28(i)	1.35%	03/15/2025	415,320
10,474,274	Series 2015-C30(i)	0.87%	07/15/2025	440,896
4,033,301	Series 2015-C31(i)	1.19%	08/15/2025	263,551
200,000	Series 2015-C32(i)	4.82%	10/15/2025	177,225
489,000	Series 2015-C33(i)	4.62%	11/15/2025	467,727
	JP Morgan Chase Commercial Mortgage Securities Corp.
5,486,466	Series 2006-LDP8(i)	0.69%	05/15/2045	13,196
314,430	Series 2006-LDP9	5.37%	05/15/2047	319,965
310,000	Series 2007-CB19(i)	5.88%	02/12/2049	319,763
400,000	Series 2007-CB20(i)	6.29%	02/12/2051	407,153
4,000,000	Series 2007-CH1(f)	5.06%	11/25/2036	3,779,010
480,000	Series 2007-LD12(i)	6.20%	08/15/2017	505,530
4,077,177	Series 2012-C8(i)	2.24%	10/15/2045	347,155
400,000	Series 2014-DSTY(c)	3.43%	06/10/2027	408,756
	JP Morgan Mortgage Acquisition Corp.
440,790	Series 2006-CH2(f)	5.46%	10/25/2036	340,607
	JP Morgan Mortgage Trust
11,017,530	Series 2005-S3	6.50%	01/25/2036	9,776,630
306,485	Series 2007-S3	6.00%	08/25/2037	271,391
1,704,207	Series 2007-S3	6.00%	08/25/2037	1,511,105
5,448,373	Series 2015-3(c)(i)	3.50%	05/25/2045	5,470,929
	JP Morgan Resecuritization Trust
2,814,828	Series 2011-1(c)(i)	6.00%	06/26/2037	2,413,910
	LB-UBS Commercial Mortgage Trust
2,888,795	Series 2006-C7(c)(i)	0.85%	11/15/2038	14,614
3,851,727	Series 2006-C7(c)(i)	0.85%	11/15/2038	19,486
415,000	Series 2007-C1	5.48%	02/15/2040	419,578
400,000	Series 2007-C2(i)	5.49%	02/15/2040	409,839
400,000	Series 2007-C7(i)	6.45%	09/15/2045	412,784
	Lehman Mortgage Trust
13,317,144	Series 2006-1(i)	5.66%	02/25/2036	12,795,421

Principal Amount/Description		Rate	Maturity	Value
$1,072,087	Series 2006-6	5.50%	10/25/2036	$871,496
4,060,116	Series 2006-7(i)	0.47%	11/25/2036	458,676
4,060,116	Series 2006-7(i)	7.53%	11/25/2036	1,018,824
2,139,485	Series 2006-8(i)	0.84%	12/25/2036	994,971
2,139,485	Series 2006-8(i)	6.16%	12/25/2036	670,543
1,765,210	Series 2007-10	6.00%	01/25/2038	1,759,750
529,770	Series 2007-10	6.50%	01/25/2038	419,780
	Lehman XS Trust
483,790	Series 2006-5(f)	5.89%	04/25/2036	457,124
	MASTR Asset Securitization Trust
100,789	Series 2003-1	5.75%	02/25/2033	100,807
125,848	Series 2003-2	5.75%	04/25/2033	124,650
	Merrill Lynch Alternative Note Asset Trust
1,042,022	Series 2007-F1	6.00%	03/25/2037	591,058
	ML-CFC Commercial Mortgage Trust
2,194	Series 2007-8(i)	6.01%	08/12/2049	2,193
	Morgan Stanley Bank of America Merrill Lynch Trust
4,676,604	Series 2012-C5(c)(i)	1.96%	08/15/2045	319,070
450,000	Series 2014-C19	4.00%	12/15/2047	427,679
380,000	Series 2015-C25(i)	4.68%	09/15/2025	355,376
600,000	Series 2015-C26(c)	3.06%	10/15/2025	418,447
350,000	Series 2015-C27(i)	4.54%	11/15/2025	319,445
502,000	Series 2015-C27(c)(i)	3.24%	11/15/2025	344,585
	Morgan Stanley Capital I Trust
320,600	Series 2006-HQ8(i)	5.51%	03/12/2044	320,191
316,200	Series 2007-HQ11(i)	5.51%	02/12/2044	318,580
308,400	Series 2007-IQ13	5.41%	03/15/2044	316,820
5,036,275	Series 2011-C1(c)(i)	0.81%	09/15/2047	81,087
400,000	Series 2014-MP(c)(i)	3.82%	08/11/2029	402,120
7,000,000	Series 2015-UBS8(i)	1.15%	12/15/2025	486,725
426,000	Series 2015-XLF2(c)(i)	3.20%	11/15/2017	425,592
	Morgan Stanley Mortgage Loan Trust
4,905,176	Series 2005-3AR(i)	2.55%	07/25/2035	4,226,726
310,106	Series 2006-11	6.00%	08/25/2036	253,878
1,731,918	Series 2006-7(i)	5.25%	06/25/2036	1,459,439
1,661,243	Series 2006-7	6.00%	06/25/2036	1,475,083
601,289	Series 2007-3XS(f)	5.70%	01/25/2047	416,003
	Morgan Stanley Re-REMIC Trust
587,876	Series 2011-R1(c)(i)	5.94%	02/26/2037	619,110
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,881,293	Series 2005-AP3(i)	5.32%	08/25/2035	1,256,660
	PHH Alternative Mortgage Trust
2,535,331	Series 2007-2	6.00%	05/25/2037	2,269,741
	PR Mortgage Loan Trust
8,698,112	Series 2014-1(i)	5.93%	10/25/2049	8,944,269
	Prime Mortgage Trust
140,330	Series 2006-1	5.50%	06/25/2036	132,602
127,494	Series 2006-DR1(c)	5.50%	05/25/2035	120,726
	RBSGC Structured Trust
403,252	Series 2008-B(c)	6.00%	06/25/2037	348,071
	Residential Accredit Loans, Inc.
334,122	Series 2004-QS15	5.25%	11/25/2034	345,577
3,256,373	Series 2005-QS17	6.00%	12/25/2035	2,863,003
6,823,995	Series 2006-QA5(i)	0.64%	07/25/2036	4,416,897
4,854,997	Series 2006-QS10	6.50%	08/25/2036	4,136,467
1,836,679	Series 2006-QS4	6.00%	04/25/2036	1,580,880

Principal Amount/Description		Rate	Maturity	Value
$1,232,930	Series 2006-QS6	6.00%	06/25/2036	$1,046,217
1,730,407	Series 2006-QS6	6.00%	06/25/2036	1,468,356
517,303	Series 2006-QS7(i)	5.18%	06/25/2036	91,230
172,434	Series 2006-QS7(i)	0.82%	06/25/2036	110,444
3,279,973	Series 2006-QS7	6.00%	06/25/2036	2,730,872
634,861	Series 2006-QS8(i)	5.13%	08/25/2036	112,213
211,620	Series 2006-QS8(i)	0.87%	08/25/2036	134,916
4,231,181	Series 2007-QS3	6.50%	02/25/2037	3,410,725
133,145	Series 2007-QS6	6.25%	04/25/2037	113,477
18,760	Series 2007-QS6(i)	53.16%	04/25/2037	42,262
5,969,067	Series 2007-QS9	6.50%	07/25/2037	5,147,082
414,887	Series 2008-QR1	6.00%	08/25/2036	318,961
	Residential Asset Mortgage Products, Inc.
29,063	Series 2004-RS4(i)	5.07%	04/25/2034	29,804
302,107	Series 2006-RS5(i)	0.59%	09/25/2036	299,114
	Residential Asset Securities Corp.
4,537,991	Series 2006-EMX6(i)	0.57%	07/25/2036	4,035,001
189,909	Series 2007-KS4(i)	0.60%	05/25/2037	190,246
	Residential Asset Securitization Trust
766,942	Series 2006-A1	6.00%	04/25/2036	598,971
1,482,119	Series 2006-A2	6.00%	01/25/2046	1,188,627
1,149,174	Series 2006-A6	6.50%	07/25/2036	674,181
7,188,047	Series 2006-A7CB	6.25%	07/25/2036	6,812,536
194,605	Series 2006-A8	6.50%	08/25/2036	128,790
669,191	Series 2006-A8	6.00%	08/25/2036	607,264
412,036	Series 2006-A8(i)	5.48%	08/25/2036	116,753
2,256,894	Series 2007-A1	6.00%	03/25/2037	1,587,719
3,867,970	Series 2007-A2	6.00%	04/25/2037	3,216,455
138,933	Series 2007-A6	6.00%	06/25/2037	124,284
3,774,185	Series 2007-A7	6.00%	07/25/2037	2,705,379
14,176,938	Series 2007-A8	6.00%	08/25/2037	12,165,331
	Residential Funding Mortgage Securities I, Inc.
1,973,585	Series 2006-S3	5.50%	03/25/2036	1,767,851
462,258	Series 2006-S6	6.00%	07/25/2036	440,247
3,275,643	Series 2006-S6	6.00%	07/25/2036	3,119,670
843,155	Series 2007-S3	6.00%	03/25/2037	767,975
626,390	Series 2007-S6	6.00%	06/25/2037	584,997
	Sequoia Mortgage Trust
4,257,095	Series 2007-3(i)	2.66%	07/20/2037	3,690,343
	Structured Adjustable Rate Mortgage Loan Trust
1,872,874	Series 2005-15(i)	2.51%	07/25/2035	1,529,870
	Structured Asset Securities Corp.
341,526	Series 2005-RF1(c)(i)	0.77%	03/25/2035	285,772
350,595	Series 2005-RF1(c)(i)	5.02%	03/25/2035	55,882
	Suntrust Alternative Loan Trust
12,648,572	Series 2005-1F	6.50%	12/25/2035	12,026,129
	TBW Mortgage-Backed Trust
1,756,426	Series 2006-2	7.00%	07/25/2036	885,236
	Wachovia Bank Commercial Mortgage Trust
400,000	Series 2006-C28(i)	5.63%	10/15/2048	405,139
1,481,753	Series 2006-C29(i)	0.53%	11/15/2048	4,550
400,000	Series 2007-C30(i)	5.41%	12/15/2043	401,106
419,052	Series 2007-C33(i)	6.15%	02/15/2051	440,576

Principal Amount/Description		Rate	Maturity	Value
	Wachovia Mortgage Loan Trust LLC Series Trust
$2,233,457	Series 2005-B(i)	2.76%	10/20/2035	$1,960,176
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,046,821	Series 2005-1	6.00%	03/25/2035	3,151,077
118,300	Series 2005-9	5.50%	11/25/2035	104,146
883,375	Series 2006-5	6.00%	07/25/2036	710,381
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,559,095	Series 2006-2	6.00%	03/25/2036	1,383,573
	Wells Fargo Alternative Loan Trust
1,294,910	Series 2007-PA2(i)	0.65%	06/25/2037	943,417
1,294,910	Series 2007-PA2(i)	5.85%	06/25/2037	247,632
510,787	Series 2007-PA3	5.75%	07/25/2037	467,426
1,622,715	Series 2007-PA3	6.25%	07/25/2037	1,498,199
9,821,330	Series 2007-PA5	6.25%	11/25/2037	9,555,397
	Wells Fargo Commercial Mortgage Trust
525,000	Series 2014-LC16(c)	3.94%	06/15/2024	425,175
6,146,088	Series 2015-C31(i)	1.13%	07/15/2025	491,601
420,000	Series 2015-C31(i)	4.61%	11/15/2025	397,472
340,000	Series 2015-LC22(i)	4.69%	09/15/2058	325,008
380,000	Series 2015-NXS3(i)	4.64%	09/15/2057	357,694
420,000	Series 2015-NXS4(i)	4.76%	12/15/2048	405,258
	Wells Fargo Mortgage-Backed Securities Trust
3,210,624	Series 2005-12	5.50%	11/25/2035	3,282,109
1,112,540	Series 2006-11	6.00%	09/25/2036	1,068,434
164,986	Series 2006-2	5.75%	03/25/2036	168,866
375,537	Series 2006-2	5.50%	03/25/2036	362,578
1,249,756	Series 2007-13	6.00%	09/25/2037	1,286,781
1,365,535	Series 2007-14	6.00%	10/25/2037	1,387,141
1,222,129	Series 2007-2	6.00%	03/25/2037	1,205,664
	WF-RBS Commercial Mortgage Trust
2,962,243	Series 2012-C9(c)(i)	2.33%	11/15/2045	275,483
4,867,491	Series 2014-C19(i)	1.45%	03/15/2047	324,529
4,488,381	Series 2014-C21(i)	1.34%	08/15/2047	308,987
4,951,124	Series 2014-C22(i)	1.10%	09/15/2057	280,631

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $420,602,620)				439,940,234

U.S. GOVERNMENT BONDS AND NOTES - 4.20%
9,630,000	U.S. Treasury Bonds	2.75%	11/15/2042	9,165,574
5,070,000	U.S. Treasury Bonds	3.00%	11/15/2044	5,043,261
11,590,000	U.S. Treasury Notes	0.38%	03/31/2016	11,592,132
9,770,000	U.S. Treasury Notes	0.50%	06/30/2016	9,769,023
1,060,000	U.S. Treasury Notes	1.00%	05/15/2018	1,055,023
11,023,048	U.S. Treasury Notes	0.13%	04/15/2019	10,955,564
7,670,000	U.S. Treasury Notes	2.25%	03/31/2021	7,829,413
910,000	U.S. Treasury Notes	1.88%	11/30/2021	906,555
7,580,000	U.S. Treasury Notes	1.75%	03/31/2022	7,465,330
6,540,000	U.S. Treasury Notes	1.75%	05/15/2023	6,372,478

Principal Amount/Description		Rate	Maturity	Value
$10,580,000	U.S. Treasury Notes	2.25%	11/15/2024	$10,575,451

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $81,157,559)				80,729,804

MUNICIPAL BONDS - 1.14%
28,400,000	Commonwealth of Puerto Rico, Revenue Bonds	8.00%	07/01/2035	20,661,000
530,000	New York State Dormitory Authority, Series A Revenue Bonds	5.00%	03/15/2033	625,310
540,000	State of California, Revenue Bonds	5.00%	08/01/2033	641,698

TOTAL MUNICIPAL BONDS
(Cost $23,675,129)				21,928,008

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 11.30%
	Federal Home Loan Mortgage Corp. Pool
3,414,386	Series 2011-3894	4.50%	07/15/2041	3,637,552
612,859	Series Pool #G01840	5.00%	07/01/2035	676,625
245,809	Series Pool #G04817	5.00%	09/01/2038	268,446
	Federal Home Loan Mortgage Corp. REMICS
2,694,075	Series 2003-2722(i)	9.52%	12/15/2033	3,034,645
553,043	Series 2005-R003	5.50%	10/15/2035	619,773
3,520,832	Series 2006-3244(i)	6.33%	11/15/2036	649,763
164,345	Series 2007-3261(i)	6.10%	01/15/2037	29,232
742,378	Series 2007-3262(i)	6.07%	01/15/2037	91,917
1,768,732	Series 2007-3301(i)	5.77%	04/15/2037	260,801
2,608,138	Series 2007-3303(i)	5.75%	04/15/2037	390,079
1,383,103	Series 2007-3303(i)	5.77%	04/15/2037	207,700
925,610	Series 2007-3382(i)	5.67%	11/15/2037	120,242
1,243,203	Series 2007-3384(i)	5.98%	08/15/2036	151,366
936,893	Series 2007-3384(i)	6.06%	11/15/2037	123,878
908,736	Series 2008-3417(i)	5.85%	02/15/2038	104,271
7,036,650	Series 2008-3419(i)	6.10%	02/15/2038	1,132,028
1,068,348	Series 2008-3423(i)	5.32%	03/15/2038	124,544
22,979,044	Series 2008-3423(i)	0.35%	03/15/2038	192,645
13,421,350	Series 2008-3435(i)	5.65%	04/15/2038	2,098,007
3,297,675	Series 2009-3510(i)	6.42%	02/15/2037	623,402
959,954	Series 2009-3523(i)	5.67%	04/15/2039	142,039
187,826	Series 2009-3524	4.38%	06/15/2038	187,725
89,094	Series 2009-3549(i)	5.47%	07/15/2039	10,705
2,289,409	Series 2009-3560(i)	6.07%	11/15/2036	374,313
749,704	Series 2010-3630(i)	1.93%	03/15/2017	13,545
883,437	Series 2010-3641	4.50%	03/15/2040	957,450
1,186,098	Series 2010-3726(i)	5.72%	09/15/2040	190,835
7,552,947	Series 2010-3728(i)	4.12%	09/15/2040	777,581
55,725	Series 2010-3766(i)	9.34%	11/15/2040	57,436
250,000	Series 2010-3779	4.00%	12/15/2030	265,274
750,000	Series 2010-3779	3.50%	12/15/2030	796,824
502,161	Series 2010-3779	4.50%	12/15/2040	528,353
113,904	Series 2011-3786(i)	8.84%	01/15/2041	115,659
1,216,940	Series 2011-3795	4.00%	01/15/2041	1,289,728
138,878	Series 2011-3798(i)	8.84%	11/15/2040	153,865
600,000	Series 2011-3808	3.50%	02/15/2031	628,255
55,771	Series 2011-3809(i)	9.01%	02/15/2041	59,230

Principal Amount/Description		Rate	Maturity	Value
$2,142,265	Series 2011-3815(i)	5.52%	02/15/2041	$325,915
500,000	Series 2011-3824	3.50%	03/15/2031	532,336
1,139,596	Series 2011-3824(i)	6.77%	08/15/2036	210,686
306,508	Series 2011-3857(i)	8.60%	05/15/2041	307,595
1,404,113	Series 2011-3863	5.50%	08/15/2034	1,536,971
863,740	Series 2011-3864(i)	8.81%	05/15/2041	900,229
1,280,095	Series 2011-3871	5.50%	06/15/2041	1,482,965
1,669,788	Series 2011-3872(i)	5.62%	06/15/2041	245,497
2,147,189	Series 2011-3888	4.00%	07/15/2041	2,261,199
2,482,742	Series 2011-3910	5.00%	08/15/2041	2,908,803
2,556,888	Series 2011-3924(i)	5.67%	09/15/2041	370,750
6,226,138	Series 2011-3924(i)	5.67%	09/15/2041	970,316
2,560,266	Series 2011-3925	3.00%	09/15/2021	136,942
9,763,150	Series 2012-3(i)	5.53%	02/25/2042	1,559,159
3,450,018	Series 2012-4057	4.00%	06/15/2042	3,645,497
9,718,101	Series 2013-4196(i)	5.00%	03/15/2043	8,781,344
9,063,731	Series 2013-4239(h)	0.00%	07/15/2043	6,059,957
7,053,420	Series 2014-4302(i)	5.82%	02/15/2044	1,328,900
3,362,047	Series 2014-4377	3.00%	06/15/2039	3,445,414
4,154,349	Series 2014-4413	3.50%	11/15/2044	4,149,464
13,279,742	Series 2015-4427(i)	5.27%	07/15/2044	2,255,020
3,075,849	Series 2015-4434	3.00%	02/15/2045	2,705,400
3,063,089	Series 2015-4440	2.50%	02/15/2045	2,541,571
	Federal National Mortgage Association Pool
171,969	Series Pool #555743	5.00%	09/01/2033	190,326
206,913	Series Pool #735382	5.00%	04/01/2035	228,596
533,460	Series Pool #735383	5.00%	04/01/2035	589,159
379,989	Series Pool #735484	5.00%	05/01/2035	419,598
151,999	Series Pool #AH4437	4.00%	01/01/2041	157,861
4,826,508	Series Pool #AS4645	3.00%	03/01/2045	4,830,487
8,482,895	Series Pool #AY4778	3.00%	03/01/2035	8,662,696
665,235	Series Pool #MA0264	4.50%	12/01/2029	718,667
1,621,696	Series Pool #MA3894	4.00%	09/01/2031	1,735,152
	Federal National Mortgage Association REMICS
214,230	Series 2004-46(i)	5.58%	03/25/2034	29,685
689,728	Series 2005-104(i)	6.28%	12/25/2033	29,632
600,081	Series 2006-101(i)	6.16%	10/25/2036	112,598
1,771,038	Series 2006-123(i)	5.90%	01/25/2037	329,980
8,249,136	Series 2006-92(i)	6.16%	10/25/2036	1,773,756
264,139	Series 2007-102(i)	5.98%	11/25/2037	42,829
402,634	Series 2007-108(i)	5.94%	12/25/2037	51,820
73,558	Series 2007-30(i)	5.69%	04/25/2037	9,977
1,083,507	Series 2007-38(i)	5.66%	05/25/2037	140,295
77,977	Series 2007-51(i)	5.68%	06/25/2037	10,708
168,122	Series 2007-53(i)	5.68%	06/25/2037	21,415
1,287,898	Series 2007-57(i)	6.20%	10/25/2036	195,269
1,084,737	Series 2007-68(i)	6.23%	07/25/2037	159,670
1,560,690	Series 2008-3(i)	6.04%	02/25/2038	291,794
965,113	Series 2008-56(i)	5.64%	07/25/2038	137,144
352,730	Series 2008-81	5.50%	09/25/2038	380,656
1,062,506	Series 2009-111	5.00%	01/25/2040	1,119,365
939,148	Series 2009-111(i)	5.83%	01/25/2040	125,672
2,217,400	Series 2009-12(i)	6.18%	03/25/2036	423,138
155,316	Series 2009-28(i)	5.58%	04/25/2037	18,374
846,182	Series 2009-41	4.50%	06/25/2039	890,754
482,746	Series 2009-42(i)	5.58%	06/25/2039	61,902

Principal Amount/Description		Rate	Maturity	Value
$1,341,622	Series 2009-47(i)	5.68%	07/25/2039	$163,172
728,154	Series 2009-62(i)	5.68%	08/25/2039	89,731
287,333	Series 2009-66(i)	5.38%	02/25/2038	41,167
261,335	Series 2009-68(i)	4.83%	09/25/2039	26,631
18,497	Series 2010-109(i)	52.32%	10/25/2040	67,488
1,701,824	Series 2010-11(i)	4.38%	02/25/2040	206,587
247,567	Series 2010-111(i)	5.58%	10/25/2040	33,624
332,232	Series 2010-112	4.00%	10/25/2040	342,931
785,867	Series 2010-115(i)	6.18%	11/25/2039	104,898
4,080,596	Series 2010-115(i)	5.58%	10/25/2040	739,379
9,935,399	Series 2010-123(i)	5.63%	11/25/2040	1,864,273
1,910,730	Series 2010-15(i)	4.53%	03/25/2040	210,035
324,939	Series 2010-34(i)	4.51%	04/25/2040	33,694
164,149	Series 2010-4(i)	5.81%	02/25/2040	24,147
295,057	Series 2010-58(i)	11.39%	06/25/2040	329,995
2,890,752	Series 2010-75	4.50%	07/25/2040	3,118,416
256,048	Series 2010-9(i)	4.88%	02/25/2040	26,336
1,749,842	Series 2010-9(i)	4.33%	02/25/2040	186,309
76,019	Series 2010-90(i)	5.58%	08/25/2040	9,877
500,000	Series 2011-16	3.50%	03/25/2031	531,449
3,042,350	Series 2011-2	4.00%	02/25/2041	3,213,956
1,000,000	Series 2011-25	3.00%	04/25/2026	1,019,823
500,000	Series 2011-29	3.50%	04/25/2031	529,122
975,898	Series 2011-48(i)	8.36%	06/25/2041	999,795
1,571,620	Series 2011-5(i)	5.98%	11/25/2040	183,722
2,477,901	Series 2011-58(i)	6.13%	07/25/2041	475,079
8,779,682	Series 2012-106(i)	5.74%	10/25/2042	1,683,870
1,661,688	Series 2012-124(i)	7.05%	11/25/2042	1,643,199
9,795,601	Series 2012-128(i)	5.37%	11/25/2042	9,241,149
282,132	Series 2012-140(i)	7.14%	12/25/2042	285,811
9,146,881	Series 2012-20	3.50%	03/25/2042	9,157,757
1,943,829	Series 2012-29(i)	5.58%	04/25/2042	256,678
1,991,840	Series 2012-32	5.00%	04/25/2042	351,475
8,168,213	Series 2012-65(i)	5.56%	06/25/2042	1,367,229
4,934,068	Series 2012-92	3.50%	08/25/2042	4,860,502
6,241,896	Series 2013-19(i)	4.89%	03/25/2043	5,618,240
9,646,208	Series 2013-51(i)	4.89%	04/25/2043	8,742,419
17,997,162	Series 2014-50(i)	5.78%	08/25/2044	3,252,850
9,359,434	Series 2014-73(i)	5.78%	11/25/2044	1,737,865
4,843,889	Series 2015-59	3.00%	06/25/2041	4,935,179
4,210,054	Series 2015-9	3.00%	01/25/2045	4,333,842
	Government National Mortgage Association
126,520	Series 2004-83(i)	5.87%	10/20/2034	19,635
118,776	Series 2008-6(i)	6.25%	02/20/2038	20,927
113,679	Series 2008-67(i)	5.79%	08/20/2038	17,530
1,761,635	Series 2008-69(i)	7.42%	08/20/2038	378,709
125,866	Series 2009-10(i)	6.45%	02/16/2039	27,884
2,488,117	Series 2009-35	4.50%	05/20/2039	2,681,272
9,147,170	Series 2009-58(i)	6.04%	06/20/2039	1,244,743
126,626	Series 2009-6(i)	5.74%	02/20/2038	19,248
4,780,828	Series 2009-75	5.00%	09/20/2039	5,298,811
11,400,561	Series 2010-121(i)	5.79%	09/20/2040	1,838,584
7,332,472	Series 2010-26(i)	6.04%	02/20/2040	1,262,586
16,959,232	Series 2010-35(i)	5.47%	03/20/2040	2,377,489
200,866	Series 2010-61(i)	6.34%	09/20/2039	31,046
686,428	Series 2010-98(i)	5.85%	03/20/2039	77,406
3,094,545	Series 2011-45	4.50%	03/20/2041	3,310,728

Principal Amount/Description		Rate	Maturity	Value
$1,860,015	Series 2011-69(h)	0.00%	05/20/2041	$1,662,878
2,457,173	Series 2011-71	4.50%	02/20/2041	2,619,561
3,276,408	Series 2011-71(i)	5.19%	05/20/2041	486,643
916,349	Series 2011-72(i)	5.94%	05/20/2041	139,175
5,092,144	Series 2011-89(i)	5.24%	06/20/2041	721,728
1,793,869	Series 2012-105(i)	5.99%	01/20/2041	169,490
14,291,550	Series 2013-102(i)	5.75%	03/20/2043	2,026,273
15,684,064	Series 2013-113(i)	6.03%	03/20/2043	2,250,469
18,601,738	Series 2013-122(i)	5.76%	08/16/2043	3,206,824
9,195,660	Series 2013-148(i)	5.48%	10/16/2043	1,465,010
18,530,089	Series 2013-186(i)	5.91%	02/16/2043	2,892,208
13,297,984	Series 2014-156(i)	6.04%	10/20/2044	2,329,296
23,997,296	Series 2014-3(i)	5.89%	01/20/2044	3,701,221
27,620,326	Series 2014-4(i)	5.76%	01/16/2044	4,277,690
19,034,969	Series 2014-5(i)	5.94%	07/20/2043	2,827,936
12,491,922	Series 2014-95(i)	5.91%	06/16/2044	2,262,017

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $250,592,178)				217,321,356

Shares/Description		Value
SHORT-TERM INVESTMENTS - 16.01%
Money Market Fund
308,012,881	State Street Institutional Trust (7 Day Yield 0.01%)	308,012,881

TOTAL SHORT-TERM INVESTMENTS
(Cost $308,012,881)		308,012,881

TOTAL INVESTMENTS - 99.05%
(Cost $2,016,841,725)		1,905,325,232
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.34%		6,600,956
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.61%		11,752,327
NET ASSETS - 100.00%		$1,923,678,515

(a)	Non-income producing security.
(b)	Affiliated company. See Note 6 to Notes to Financial Statements.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $105,935,761, which represents approximately 5.51% of net assets as of December 31, 2015.

(d)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of December 31, 2015, the aggregate fair value of those securities was $23,017,542, representing 1.20% of net assets.

(e)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2015.
(g)	Security is currently in default.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Floating or variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.
(j)	Less than 0.005%.
(k)	Security will not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.

Common Abbreviations:
BV - Besloten Vennootschap a Dutch private limited liability company.
CEF - Closed End Fund.
CLO - Collateralized Loan Obligation.
ETN - Exchange Traded Note.
ESP - Empresa de Servicios Publicos is the Colombian term for Public Service Company.
GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
LLC - Limited Liability Corp.
LP - Limited Partnership.
Ltd. - Limited.
MLP – Master Limited Partnership.
PLC - Public Limited Co.
REIT - Real Estate Investment Trust.
REMICS - Real Estate Mortgage Investment Conduits.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
SAA - Sociedad Anónima Abierta - A publicly traded corporation.
SA de CV - Sociedad Anónima de Capital Variable - A variable capital company.
SAB de CV - Sociedad Anónima Bursátil de Capital Variable - A variable capital company.
SAC - Sociedad Anónima Cerrada - A privately held corporation.
SAPI - Sociedad Anónima Promotora de Inversion (Mexican investment promotion company)
S de rl - Sociedad de Responsabilidad.
S de RL de CV - Sociedad de Responsabilidad Limitada de Capital Variable.

See Notes to Quarterly Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS (a)

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Unrealized Appreciation
ReFlow Fund, LLC*	Net Asset Value	12/16/2016	1.930%	$50,000,000	$188,381
Goldman Sachs	Fifth Street Finance	10/28/2016	1.175%	367,791	272,165
Goldman Sachs	Fifth Street Finance	10/27/2016	1.175%	367,791	305,266
Goldman Sachs	Fifth Street Finance	10/31/2016	1.175%	367,791	261,132
					$1,026,944

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Asset. The Fund makes payments on any negative monthly return of such Reference Asset.

*	See Note 4 in the Notes to Financial Statements.

RiverNorth Equity Opportunity Fund

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 76.05%
39,889	Adams Diversified Equity Fund, Inc.	$511,776
5,423	AllianzGI Equity & Convertible Income Fund	97,397
32,200	Alpine Global Dynamic Dividend Fund	284,970
63,259	Alpine Total Dynamic Dividend Fund	485,829
177,574	Boulder Growth & Income Fund, Inc.	1,374,426
33,794	Brookfield Global Listed Infrastructure Income Fund, Inc.	397,079
76,345	Calamos Global Dynamic Income Fund	546,630
14,373	Central Securities Corp.	273,374
14,223	ClearBridge Energy MLP Total Return Fund, Inc.	175,085
20,596	Clough Global Allocation Fund	277,428
88,005	Clough Global Equity Fund	1,102,703
33,662	General American Investors Co., Inc.	1,075,164
158,475	Liberty All Star® Equity Fund	847,841
56,045	LMP Capital and Income Fund, Inc.	693,277
1,101	Madison Strategic Sector Premium Fund	11,858
47,114	Neuberger Berman Real Estate Securities Income Fund, Inc.	236,041
1,264	RMR Real Estate Income Fund	24,370
70,658	Royce Value Trust, Inc.	831,645
94,071	Sprott Focus Trust, Inc.	545,612
33,117	The Gabelli Global Small and Mid Cap Value Trust(a)	344,417
2,884	Tortoise MLP Fund, Inc.	50,066
39,000	Tri-Continental Corp.	780,780

TOTAL CLOSED-END FUNDS
(Cost $11,514,181)		10,967,768

EXCHANGE-TRADED FUNDS - 22.95%
33,827	iShares® Russell 1000® Value ETF	3,310,310

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,274,704)		3,310,310

SHORT-TERM INVESTMENTS - 0.88%
Money Market Fund
126,424	State Street Institutional Trust (7 Day Yield 0.01%)	126,424

TOTAL SHORT-TERM INVESTMENTS
(Cost $126,424)		126,424

TOTAL INVESTMENTS - 99.88%
(Cost $14,915,309)		14,404,502
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.12%		16,586
NET ASSETS - 100.00%		$14,421,088

(a)	Non-income producing security.

Common Abbreviations:
ETF - Exchange Traded Fund.
MLP - Master Limited Partnership.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES - 0.90%
303,179	Full Circle Capital Corp.	$748,852

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $875,280)		748,852

CLOSED-END FUNDS - 27.88%
15,405	Advent Claymore Convertible Securities and Income Fund	208,276
42,167	Apollo Tactical Income Fund, Inc.	585,700
102,126	Ares Dynamic Credit Allocation Fund, Inc.	1,364,409
482,174	BlackRock Debt Strategies Fund, Inc.	1,624,926
107,315	BlackRock Multi-Sector Income Trust	1,696,650
37,276	Blackstone/GSO Long-Short Credit Income Fund	502,480
90,811	Brookfield Mortgage Opportunity Income Fund, Inc.	1,339,462
44,005	Deutsche High Income Opportunities Fund, Inc.	574,705
9,200	Deutsche High Income Trust	73,140
120,029	Deutsche Multi-Market Income Trust	917,022
13,460	Eaton Vance Limited Duration Income Fund	171,750
1,107	Eaton Vance Senior Income Trust	6,387
13,355	First Trust High Income Long/Short Fund	188,038
51,370	First Trust Strategic High Income Fund II	571,748
13,757	Franklin Limited Duration Income Trust	147,475
47,729	Ivy High Income Opportunities Fund	590,885
42,438	Legg Mason BW Global Income Opportunities Fund, Inc.	491,432
683,757	Managed High Yield Plus Fund, Inc.	1,203,412
79,231	MFS Multimarket Income Trust	436,563
46,526	Neuberger Berman High Yield Strategies Fund, Inc.	469,447
10,599	NexPoint Credit Strategies Fund	216,644
189,803	Nuveen Credit Strategies Income Fund	1,488,056
20,134	Nuveen Global High Income Fund	276,642
24,999	Nuveen Mortgage Opportunity Term Fund	567,727
93,293	Nuveen Senior Income Fund	538,301
131,600	PIMCO Dynamic Credit Income Fund	2,372,748
50,061	Prudential Global Short Duration High Yield Fund, Inc.	708,363
47,852	Templeton Emerging Markets Income Fund	477,084
121,377	The New America High Income Fund, Inc.	929,748
23,653	Virtus Global Multi-Sector Income Fund	334,217
20,214	Western Asset Emerging Markets Income Fund, Inc.	196,682
232,984	Western Asset High Income Opportunity Fund, Inc.	1,092,695
14,265	Western Asset High Yield Defined Opportunity Fund, Inc.	201,137
134,226	Western Asset Managed High Income Fund, Inc.	606,702
5,600	Western Asset Worldwide Income Fund, Inc.	56,448

TOTAL CLOSED-END FUNDS
(Cost $26,130,729)		23,227,101

Shares/Description		Value
COMMON STOCKS - 0.02%
3,604	New Millennium Holding Co.(a)(b)	$18,020

TOTAL COMMON STOCKS
(Cost $47,570)		18,020

PREFERRED STOCKS - 0.48%
16,315	KCAP Financial, Inc., 7.375%	404,612

TOTAL PREFERRED STOCKS
(Cost $409,277)		404,612

Principal Amount/Description		Rate		Maturity	Value
BANK LOANS - 33.17%
Belgium - 0.25%
$195,000	Telenet International Finance SA, Y Facility Term Loan	3.50%		06/30/2023	207,798

Bermuda - 0.70%
98,500	Belmond Interfin Ltd., Euro Term Loan	4.00%		03/19/2021	107,146
500,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan	3.75%		06/30/2019	474,107
					581,253
Canada - 0.35%
294,931	Hudson's Bay Company, Initial Term Loan	4.75%		09/30/2022	294,230

Cayman Islands - 0.56%
470,000	Avago Technologies, Term B Loan(c)	L	+3.50%	11/11/2022	465,925

Denmark - 0.46%
350,000	Nassa Midco AS, Facility B Term Loan	3.75%		07/09/2021	378,976

France - 1.97%
365,000	Altice France SA (Numericable-SFR SA), Term B Loan	3.81%		07/29/2022	350,172
235,000	Financiere Chopin (aka Ceva Sante Animale), Term B Loan	4.25%		06/30/2021	256,200
235,000	Generale de Sante Development International Services Ltd., Facility B1A Loan	3.45%		10/01/2020	255,666
198,000	Numericable Group SA, Euro Denominated Tranche B-1 Loan	4.50%		05/21/2020	212,260
228,376	Sebia SAS, Term Loan	4.25%		12/17/2021	248,829
295,000	Verallia, Term Loan	5.00%		10/31/2022	320,992
					1,644,119
Germany - 1.87%
187,206	Braas Monier Building Group Holding S.A.R.L., Facility B Term Loan	3.81%		10/15/2020	203,700
382,113	Kleopatra Holdings 2 SCA, Initial Term Loan	5.00%		04/28/2020	379,426
120,230	Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Euro Term Loan	5.00%		07/25/2021	131,150
50,000	Schaeffler AG, Facility B Term Loan	4.25%		05/15/2020	54,589
101,538	Schaeffler AG, Facility E Term Loan	4.25%		05/15/2020	101,868
406,925	Springer Science + Business Media GmbH, First Lien B Term Loan	4.75%		08/14/2020	438,786

Principal Amount/Description		Rate		Maturity	Value
$230,000	Tele Columbus AG, Term Loan	4.50%		01/03/2021	$246,361
					1,555,880
Great Britain - 1.09%
100,000	Frontier Bidco Ltd., Facility B Term Loan	5.58%		11/27/2020	126,320
406,924	Ineos Finance PLC, Euro Term Loan	4.25%		03/31/2022	430,964
240,000	United Biscuits Ltd., Term B1 Loan	4.82%		11/19/2021	353,513
					910,797
Ireland - 0.13%
100,000	Valeo Foods Group Ltd., Term B Loan	4.25%		05/06/2022	106,665

Italy - 0.36%
294,783	Inter Media and Communications S.r.l., Term Loan B	5.50%		06/05/2019	297,930

Luxembourg - 1.86%
287,829	Auris Luxembourg III S.A.R.L. (aka Siemens Audiology), Facility B4 Term Loan	4.25%		01/17/2022	287,649
340,000	Capsugel Finance Co. SCA, Euro Term Loan	3.75%		07/30/2021	368,392
200,000	Delta 2 (Lux) S.A.R.L., Facility B3 Term Loan	4.75%		07/30/2021	194,000
100,000	Delta 2 (Lux) S.A.R.L., Second Lien Facility Term Loan	7.75%		07/29/2022	92,700
220,000	Diaverum Holdings S.A.R.L., Facility C1 Term Loan(c)	E+4.	00%	04/01/2022	238,837
337,450	Onex Wizard Acquisition Company II SCA, Initial Euro Term Loan	4.25%		03/11/2022	366,827
					1,548,405
Netherlands - 0.82%
153,418	Action Nederland BV, Term B Loan	4.25%		01/13/2021	167,092
251,351	Charger OpCo BV, Term B-1 Euro Term Loan	4.25%		07/02/2022	272,814
232,650	MacDermid Agricultural Solutions Holdings BV (Netherlands Agricultural Investment Partners LLC), Euro Tranche Term Loan	5.50%		06/07/2020	243,510
					683,416
Spain - 0.23%
180,000	Livister Investments, S.L.U., Facility B Term Loan	4.64%		06/28/2021	195,646

Sweden - 0.39%
300,000	Verisure Holding AB, Facility B1 Term Loan	5.25%		10/21/2022	326,071

Switzerland - 0.37%
280,000	Swissport International Ltd., Term B Loan(c)	E+5.	25%	12/02/2021	304,672

United States - 21.76%
574,202	Access CIG LLC, First Lien Term B Loan	6.00%		10/18/2021	569,717
393,025	Alliant Holdings Intermediate LLC, Initial Term Loan	4.50%		08/12/2022	384,551
556,525	American Rock Salt Co. LLC, First Lien Term Loan	4.75%		05/20/2021	533,919
384,038	Apollo Security Service Borrower LLC (aka Protection One), Term Loan	5.00%		07/01/2021	377,436
244,935	Arch Coal, Inc., Term Loan	6.25%		05/16/2018	110,425
398,000	Asurion LLC, Incremental Tranche Term Loan	5.00%		08/04/2022	364,966
660,013	AVSC Holding Corp., Tranche 1 Incremental Term Loan	4.50%		01/25/2021	636,087
365,134	Berry Plastics Corp., Term F Loan,	4.00%		10/03/2022	362,605

Principal Amount/Description		Rate		Maturity	Value
$352,800	Caesars Entertainment Resort Properties LLC, Term B Loan	7.00%		10/11/2020	$322,152
197,001	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Extended Euro Term Loan	4.25%		05/20/2021	214,716
603,900	Cengage Learning Acquisitions, Inc. (aka Thomson Learning Acquisitions, Inc.), Term Loan	7.00%		03/31/2020	590,312
557,200	Communications Sales & Leasing, Inc., Term Loan	5.00%		10/24/2022	516,627
220,000	Coty, Inc., Term B Loan	3.50%		10/27/2022	239,363
370,313	CPI Buyer LLC, First Lien Initial Term Loan	5.50%		08/16/2021	355,964
187,625	Emmis Operating Co., Term Loan	7.00%		06/10/2021	164,172
443,250	Encompass Digital Media, Inc., First Lien Tranche B Term Loan	5.50%		06/06/2021	434,662
150,000	Encompass Digital Media, Inc., Second Lien Tranche B Term Loan	8.75%		06/06/2022	145,875
200,000	Equinix, Inc., Sterling Term B Loan(c)	L+3.	75%	12/07/2022	295,017
399,938	Evergreen Skills Lux S.A.R.L., First Lien Initial Term Loan	5.75%		04/28/2021	313,951
165,000	Evergreen Skills Lux S.A.R.L., Second Lien Initial Term Loan	9.25%		04/28/2022	110,138
244,987	Excelitas Technology Corp., Term B Loan	6.00%		11/02/2020	218,958
420,000	Fieldwood Energy LLC, Second Lien Term Loan	8.38%		09/30/2020	66,990
316,834	Getty Images, Inc., Initial Term Loan	4.75%		10/18/2019	201,190
277,200	GOBP Holdings, Inc., First Lien Initial Term Loan	4.75%		10/21/2021	267,498
344,138	HD Supply, Inc., Incremental Term Loan	3.75%		08/13/2021	336,969
225,975	Hi-Crush Partners LP, Advance Term Loan	4.75%		04/28/2021	179,368
294,263	Hostess Brands LLC, First Lien Term B Loan	4.50%		08/03/2022	293,527
294,750	HUB International Ltd., Initial Term Loan	4.00%		10/02/2020	279,000
235,833	Hudson Products Holdings, Inc., Term Loan	5.00%		03/15/2019	200,458
185,733	IMC OP, LP, First Lien Initial Term Loan	4.50%		08/15/2020	183,411
547,250	Jaguar Holding Co. I (aka Pharmaceutical Product Development, Inc.), Initial Term Loan	4.25%		08/18/2022	533,227
730,000	JBS USA LLC, 2015 Incremental Term Loan	4.00%		10/30/2022	729,088
185,000	Jonah Energy LLC, Second Lien Initial Term Loan	7.50%		05/12/2021	117,475
323,375	Life Time Fitness, Inc., Closing Date Term Loan	4.25%		06/10/2022	316,101
89,688	Media General, Inc., Term B Loan	4.00%		07/31/2020	88,791
81,103	Michaels Stores, Inc., Incremental Term Loan	4.00%		01/28/2020	80,731
116,583	Multi Packaging Solutions Global Holdings Ltd., Term Loan	5.50%		09/30/2020	171,761
665,000	Navistar, Inc., Tranche B Term Loan	6.50%		08/07/2020	589,080
545,288	Neiman Marcus Group, Inc., Term Loan	4.25%		10/25/2020	484,226
123,380	New Millennium Holding Co., Inc. (Millennium Health LLC), Closing Date Term Loan	7.50%		12/21/2020	114,127
94,525	NM Z Merger Sub, Inc. (aka Zep, Inc.), Term Loan	5.75%		06/27/2022	94,289
384,150	Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan	4.75%		06/30/2021	327,968
227,125	Paragon Offshore Finance Co., Term Loan	3.75%		07/16/2021	59,847
120,033	Penn Engineering & Manufacturing Corp., Incremental Tranche C Term Loan	4.00%		08/27/2021	131,098
250,000	Quicksilver Resources, Inc., Second Lien Term Loan(d)	7.00%		06/21/2019	60,832
437,800	SBA Senior Finance II LLC, Incremental Tranche B-2 Term Loan	3.25%		06/10/2022	428,291

Principal Amount/Description		Rate		Maturity	Value
$623,700	Scientific Games International, Inc., Initial Term B2 Loan	6.00%		10/01/2021	$570,573
220,000	Securus Technologies Holdings, Inc., Term B2 Loan	5.25%		04/30/2020	160,050
250,000	Sedgwick Claims Management Services, Inc., Second Lien Term Loan	6.75%		02/28/2022	227,500
108,350	Signode Industrial Group Lux SA, Initial Euro Term Loan	4.00%		05/01/2021	117,197
182,688	Solenis International LP (Solenis Holdings 3 LLC), Initial Euro Term Loan	4.50%		07/31/2021	197,543
196,612	Spectrum Brands, Inc., Euro Term Loan	3.50%		06/23/2022	213,829
215,000	Staples, Inc., First Lien Term Loan(c)	L+2.	75%	04/23/2021	213,028
114,713	Sterigenics-Nordion Holdings LLC, Initial Term Loan	4.25%		05/16/2022	111,845
203,017	Sungard Availability Services Capital, Inc., Tranche B Term Loan	6.00%		03/29/2019	177,132
374,253	Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan	3.75%		11/07/2016	371,601
149,625	TI Group Automotive Systems LLC, Initial Euro Term Loan	4.50%		06/30/2022	160,573
254,363	TI Group Automotive Systems LLC, Initial US Term Loan	4.50%		06/30/2022	249,275
231,101	Toys "R" US Property Co. I LLC, Initial Term Loan	6.00%		08/21/2019	204,909
456,716	TransDigm, Inc., Tranche E Term Loan	3.50%		05/16/2022	443,423
442,125	TransUnion LLC, Term B-2 Loan	3.50%		04/09/2021	430,519
175,000	U.S. Renal Care, Inc., First Lien Initial Term Loan(c)	L+4.	25%	12/30/2022	173,906
152,675	UTEX Industries, Inc., First Lien Initial Term Loan	5.00%		05/21/2021	105,218
177,300	WP Mustang Holdings LLC, First Lien Term Loan	5.50%		05/29/2021	176,857
100,000	WP Mustang Holdings LLC, Second Lien Term Loan	8.50%		05/29/2022	100,376
137,188	York Risk Services Holding Corp., Term Loan	4.75%		10/01/2021	130,071
					18,132,381

TOTAL BANK LOANS
(Cost $31,001,859)					27,634,164

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 27.82%
Canada - 1.43%
$75,000	1011778 BC ULC / New Red Finance, Inc.(e)	4.63%	01/15/2022	75,375
75,000	Baytex Energy Corp.(e)	5.13%	06/01/2021	52,875
65,000	Bombardier, Inc.(e)	6.00%	10/15/2022	45,890
120,000	Cascades, Inc.(e)	5.50%	07/15/2022	116,850
80,000	Eldorado Gold Corp.(e)	6.13%	12/15/2020	70,400
100,000	First Quantum Minerals Ltd.(e)	7.25%	05/15/2022	63,000
105,000	HudBay Minerals, Inc.	9.50%	10/01/2020	77,437
100,000	Novelis, Inc.	8.75%	12/15/2020	92,250
90,000	Open Text Corp.(e)	5.63%	01/15/2023	89,325
60,000	Precision Drilling Corp.	6.63%	11/15/2020	47,100
515,000	Valeant Pharmaceuticals International, Inc.(e)	5.88%	05/15/2023	462,213
				1,192,715
France - 1.28%
100,000	Holding Medi-Partenaires SAS(f)	7.00%	05/15/2020	115,859

Principal Amount/Description		Rate	Maturity	Value
$225,000	HomeVi SAS(e)	6.88%	08/15/2021	$258,833
100,000	Kerneos Corporate SAS(e)	5.75%	03/01/2021	110,740
125,000	Novafives SAS(e)(g)	3.95%	06/30/2020	115,838
290,000	Numericable-SFR SAS(f)	5.63%	05/15/2024	320,279
135,000	SPCM SA(e)	2.88%	06/15/2023	140,843
				1,062,392
Germany - 0.44%
105,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(f)	4.00%	01/15/2025	110,258
81,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(f)	5.75%	01/15/2023	93,748
139,500	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(f)	5.13%	01/21/2023	159,561
				363,567
Great Britain - 2.40%
150,000	Arqiva Broadcast Finance PLC(f)	9.50%	03/31/2020	239,973
100,000	Boparan Finance PLC(f)	5.50%	07/15/2021	131,204
130,000	Ephios Bondco PLC(e)	6.25%	07/01/2022	147,254
100,000	Moto Finance PLC(e)	6.38%	09/01/2020	151,990
100,000	Premier Foods Finance PLC(e)(g)	5.58%	03/16/2020	138,393
150,000	TA MFG. Ltd.(e)	3.63%	04/15/2023	158,747
200,000	Tullow Oil PLC(e)	6.00%	11/01/2020	140,000
230,000	Virgin Media Finance PLC(f)	7.00%	04/15/2023	358,054
100,000	Vougeot Bidco PLC(e)	7.88%	07/15/2020	155,698
100,000	Vougeot Bidco PLC(f)	7.88%	07/15/2020	155,697
200,000	Worldpay Finance PLC(e)	3.75%	11/15/2022	222,512
				1,999,522
Ireland - 0.64%
90,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5.00%	10/01/2021	92,925
115,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(e)	4.25%	01/15/2022	126,445
310,000	Grifols Worldwide Operations Ltd.	5.25%	04/01/2022	312,325
				531,695
Jersey - 0.47%
150,000	AA Bond Co. Ltd.(e)	5.50%	07/31/2022	210,903
120,000	CPUK Finance Ltd.(e)	7.00%	08/28/2020	181,777
				392,680
Luxembourg - 2.59%
100,000	Altice Financing SA(e)	5.25%	02/15/2023	108,691
100,000	Altice SA(e)	7.25%	05/15/2022	102,062
100,000	Altice SA(f)	7.25%	05/15/2022	102,063
205,000	ArcelorMittal	6.00%	03/01/2021	166,028
210,000	BMBG Bond Finance SCA(f)(g)	4.95%	10/15/2020	230,271
150,000	Capsugel SA(e)(h)	7.00%	05/15/2019	146,531
400,000	ConvaTec Finance International SA(e)(h)	8.25%	01/15/2019	373,500
135,000	Intelsat Jackson Holdings SA	7.50%	04/01/2021	118,125
140,000	Matterhorn Telecom SA(e)	3.88%	05/01/2022	139,015
100,000	SIG Combibloc Holdings SCA(e)	7.75%	02/15/2023	113,832
100,000	Telenet Finance V Luxembourg SCA(f)	6.25%	08/15/2022	117,505
145,000	Wind Acquisition Finance SA(e)	7.00%	04/23/2021	156,397
260,000	Wind Acquisition Finance SA(f)	7.00%	04/23/2021	280,436
				2,154,456
Netherlands - 1.07%
220,000	Darling Global Finance BV(e)	4.75%	05/30/2022	232,271
100,000	Grupo Antolin Dutch BV(e)	4.75%	04/01/2021	112,995

Principal Amount/Description		Rate	Maturity	Value
$110,000	Grupo Antolin Dutch BV(e)	5.13%	06/30/2022	$124,771
100,000	Schaeffler Holding Finance BV(e)(h)	6.88%	08/15/2018	112,723
115,000	UPC Holding BV(f)	6.75%	03/15/2023	135,131
175,000	Ziggo Bond Finance BV(f)	4.63%	01/15/2025	177,107
				894,998
United States - 17.50%
55,000	Acadia Healthcare Co. Inc	5.63%	02/15/2023	52,250
110,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	103,400
170,000	ACCO Brands Corp.	6.75%	04/30/2020	175,950
140,000	AECOM	5.75%	10/15/2022	144,725
110,000	Allegion US Holding Co., Inc.	5.75%	10/01/2021	111,925
95,000	Ally Financial, Inc.	4.13%	02/13/2022	94,287
115,000	Alphabet Holding Co., Inc.(h)	7.75%	11/01/2017	112,412
150,000	American Builders & Contractors Supply Co., Inc.(e)	5.63%	04/15/2021	152,625
65,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	6.75%	05/20/2020	63,537
95,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.00%	05/20/2022	92,388
130,000	Amsurg Corp.	5.63%	07/15/2022	129,187
125,000	Apex Tool Group LLC(e)	7.00%	02/01/2021	96,875
90,000	ARC Properties Operating Partnership LP	4.60%	02/06/2024	85,500
110,000	Ashtead Capital, Inc.(e)	6.50%	07/15/2022	115,225
15,000	Ashtead Capital, Inc.(e)	5.63%	10/01/2024	15,262
115,000	B&G Foods, Inc.	4.63%	06/01/2021	114,281
200,000	Ball Corp.	4.38%	12/15/2023	224,251
115,000	Berry Plastics Corp.	5.50%	05/15/2022	114,712
115,000	BlueLine Rental Finance Corp.(e)	7.00%	02/01/2019	104,075
150,000	Building Materials Corp. of America(e)	6.00%	10/15/2025	153,750
65,000	California Resource Corp.	5.00%	01/15/2020	23,481
115,000	California Resource Corp.	5.50%	09/15/2021	36,800
45,000	Calpine Corp.	5.38%	01/15/2023	40,612
200,000	Carlson Travel Holdings, Inc.(e)(h)	7.50%	08/15/2019	197,500
35,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	28,525
75,000	CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.13%	05/01/2023	75,281
105,000	CenturyLink, Inc.	5.63%	04/01/2025	89,119
120,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(e)	5.13%	12/15/2021	108,450
80,000	Chesapeake Energy Corp.	5.38%	06/15/2021	22,000
180,000	CHS/Community Health Systems, Inc.	6.88%	02/01/2022	171,675
110,000	Churchill Downs, Inc.	5.38%	12/15/2021	110,825
15,000	Churchill Downs, Inc.(e)	5.38%	12/15/2021	15,112
115,000	CITGO Petroleum Corp.(e)	6.25%	08/15/2022	110,975
100,000	Cliffs Natural Resources, Inc.(e)	8.25%	03/31/2020	76,750
145,000	CommScope Holding Co., Inc.(e)(h)	6.63%	06/01/2020	147,175
105,000	Covanta Holding Corp.	6.38%	10/01/2022	105,000
105,000	CSC Holdings LLC	6.75%	11/15/2021	103,425
125,000	DaVita HealthCare Partners, Inc.	5.13%	07/15/2024	125,234
145,000	DBP Holding Corp.(e)	7.75%	10/15/2020	81,200
125,000	Denbury Resources, Inc.	5.50%	05/01/2022	42,122
110,000	DISH DBS Corp.	5.88%	07/15/2022	102,850
80,000	Dynegy, Inc.	6.75%	11/01/2019	75,600
180,000	Endo Finance LLC(e)	5.75%	01/15/2022	175,500
80,000	Energizer SpinCo, Inc.(e)	5.50%	06/15/2025	75,400
100,000	Energy XXI Gulf Coast, Inc.(e)	11.00%	03/15/2020	35,250
150,000	EnerSys(e)	5.00%	04/30/2023	150,000
150,000	Envision Healthcare Corp.(e)	5.13%	07/01/2022	147,750

Principal Amount/Description		Rate	Maturity	Value
$120,000	Evolution Escrow Issuer LLC(e)	7.50%	03/15/2022	$69,900
85,000	ExamWorks Group, Inc.	5.63%	04/15/2023	84,894
80,000	Family Tree Escrow LLC(e)	5.75%	03/01/2023	83,800
320,000	First Data Corp.(e)	7.00%	12/01/2023	320,800
125,000	First Quality Finance Co., Inc.(e)	4.63%	05/15/2021	114,375
50,000	Flexi-Van Leasing, Inc.(e)	7.88%	08/15/2018	50,250
90,000	Forum Energy Technologies, Inc.	6.25%	10/01/2021	75,150
180,000	Frontier Communications Corp.	6.88%	01/15/2025	148,950
80,000	Global Brass & Copper, Inc.	9.50%	06/01/2019	85,000
90,000	Gulfport Energy Corp.	6.63%	05/01/2023	75,600
225,000	HCA Holdings, Inc.	6.25%	02/15/2021	239,062
5,000	HealthSouth Corp.	5.13%	03/15/2023	4,813
135,000	HealthSouth Corp.	5.75%	11/01/2024	129,431
105,000	HUB International Ltd.(e)	7.88%	10/01/2021	94,762
105,000	Huntington Ingalls(e)	5.00%	11/15/2025	106,837
220,000	IMS Health, Inc.(e)	4.13%	04/01/2023	233,395
150,000	Ingles Markets, Inc.	5.75%	06/15/2023	150,375
100,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.(e)	6.88%	02/15/2019	82,500
145,000	Iron Mountain, Inc.(e)	6.00%	10/01/2020	153,337
105,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC(e)	6.38%	08/01/2023	102,638
135,000	JBS USA LLC / JBS USA Finance, Inc.(e)	7.25%	06/01/2021	134,663
75,000	Jones Energy Holdings LLC / Jones Energy Finance Corp.	6.75%	04/01/2022	39,188
110,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.	6.75%	03/01/2019	110,688
5,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	4,375
145,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	126,875
35,000	Level 3 Financing, Inc.	6.13%	01/15/2021	36,312
155,000	Level 3 Financing, Inc.(e)	5.13%	05/01/2023	154,419
20,000	Level 3 Financing, Inc.(e)	5.38%	01/15/2024	20,150
150,000	LifePoint Health, Inc.	5.50%	12/01/2021	153,000
93,000	Linn Energy LLC / Linn Energy Finance Corp.(e)	12.00%	12/15/2020	47,430
35,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(e)	4.88%	04/15/2020	33,863
150,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(e)	5.75%	08/01/2022	144,750
95,000	Mediacom Broadband LLC / Mediacom Broadband Corp.	5.50%	04/15/2021	91,794
145,000	Michaels Stores, Inc.(e)	5.88%	12/15/2020	150,075
110,000	Milacron LLC / Mcron Finance Corp.(e)	7.75%	02/15/2021	103,125
160,000	Natural Resource Partners LP / NRP Finance Corp.	9.13%	10/01/2018	104,800
65,000	Neiman Marcus Group Ltd. LLC(e)(h)	8.75%	10/15/2021	40,625
65,000	Nielsen Finance LLC / Nielsen Finance Co.(e)	5.00%	04/15/2022	64,431
110,000	NRG Energy, Inc.	6.63%	03/15/2023	95,975
85,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	54,825
180,000	Paragon Offshore PLC(e)	6.75%	07/15/2022	26,100
90,000	Party City Holdings, Inc.(e)	6.13%	08/15/2023	87,750
80,000	PHI, Inc.	5.25%	03/15/2019	64,400
70,000	Pilgrim's Pride Corp.(e)	5.75%	03/15/2025	68,250
115,000	Pinnacle Foods Finance LLC	4.88%	05/01/2021	110,688
140,000	Plastipak Holdings, Inc.(e)	6.50%	10/01/2021	135,800
80,000	Post Holdings, Inc.(e)	6.00%	12/15/2022	78,700
25,000	Post Holdings, Inc.(e)	7.75%	03/15/2024	26,250
135,000	Prestige Brands, Inc.(e)	5.38%	12/15/2021	130,275
100,000	PSPC Escrow Corp.(e)	6.00%	02/01/2023	93,732

Principal Amount/Description		Rate	Maturity	Value
$65,000	Range Resources Corp.(e)	4.88%	05/15/2025	$49,644
95,000	Rent-A-Center, Inc.	4.75%	05/01/2021	71,488
230,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	234,529
90,000	RHP Hotel Properties LP / RHP Finance Corp.	5.00%	04/15/2023	90,450
60,000	Rite Aid Corp.(e)	6.13%	04/01/2023	62,325
55,000	RR Donnelley & Sons Co.	7.00%	02/15/2022	52,250
50,000	RR Donnelley & Sons Co.	6.50%	11/15/2023	46,437
170,000	Sabine Pass Liquefaction LLC	5.63%	04/15/2023	150,025
75,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	78,000
115,000	SBA Communications Corp.	4.88%	07/15/2022	113,706
40,000	Scientific Games International, Inc.	6.25%	09/01/2020	19,000
155,000	Scientific Games International, Inc.(e)	7.00%	01/01/2022	148,800
150,000	Sealed Air Corp.(f)	4.50%	09/15/2023	169,131
75,000	Sequa Corp.(e)	7.00%	12/15/2017	24,188
130,000	Sinclair Television Group, Inc.	5.38%	04/01/2021	130,813
130,000	Six Flags Entertainment Corp.(e)	5.25%	01/15/2021	132,275
135,000	Smithfield Foods, Inc.	6.63%	08/15/2022	140,569
95,000	Spectrum Brands, Inc.	6.63%	11/15/2022	100,700
520,000	Sprint Corp.	7.25%	09/15/2021	388,700
90,000	Steel Dynamics, Inc.	5.13%	10/01/2021	83,700
20,000	Steel Dynamics, Inc.	5.50%	10/01/2024	18,300
70,000	Stone Energy Corp.	7.50%	11/15/2022	23,450
195,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	193,050
15,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(e)	7.38%	02/01/2020	9,375
220,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(e)	7.38%	02/01/2020	137,500
50,000	Talen Energy Supply LLC(e)	5.13%	07/15/2019	37,750
180,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(e)	6.75%	03/15/2024	153,900
140,000	Tempur Sealy International, Inc.	6.88%	12/15/2020	147,350
5,000	Tempur Sealy International, Inc.(e)	5.63%	10/15/2023	5,075
130,000	Tenet Healthcare Corp.	4.50%	04/01/2021	127,400
75,000	Tenet Healthcare Corp.	6.75%	06/15/2023	69,703
105,000	TerraForm Power Operating LLC(e)	5.88%	02/01/2023	87,413
110,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.	6.13%	10/15/2021	105,050
60,000	The ADT Corp.	6.25%	10/15/2021	62,973
215,000	The Chemours Co.(e)	6.13%	05/15/2023	166,360
105,000	The GEO Group, Inc.	5.13%	04/01/2023	100,012
110,000	The Goodyear Tire & Rubber Co.	5.13%	11/15/2023	113,300
130,000	T-Mobile USA, Inc.	6.00%	03/01/2023	131,950
185,000	TMS International Corp.(e)	7.63%	10/15/2021	143,838
90,000	Ultra Petroleum Corp.(e)	6.13%	10/01/2024	20,925
80,000	United Rentals North	5.50%	07/15/2025	77,900
90,000	Univision Communications, Inc.(e)	5.13%	05/15/2023	87,075
225,000	VWR Funding, Inc.(e)	4.63%	04/15/2022	240,167
75,000	Walter Investment Management Corp.	7.88%	12/15/2021	59,625
100,000	Watco Cos. LLC / Watco Finance Corp.(e)	6.38%	04/01/2023	99,000
75,000	West Corp.(e)	5.38%	07/15/2022	64,969
70,000	Whiting Petroleum Corp.	6.25%	04/01/2023	50,750

Principal Amount/Description		Rate	Maturity	Value
$95,000	ZF North America Capital, Inc.(e)	4.50%	04/29/2022	$93,219
				14,583,514

TOTAL HIGH YIELD DEBT
(Cost $26,048,550)				23,175,539

Shares/Description		Value
SHORT-TERM INVESTMENTS - 10.92%
9,098,582	State Street Institutional Trust (7 Day Yield 0.01%)	9,098,582

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,098,582)		9,098,582

TOTAL INVESTMENTS - 101.19%
(Cost $93,611,847)		84,306,870
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.52%		430,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.71)%		(1,424,445)
NET ASSETS - 100.00%		$83,312,425

(a)	Non-income producing security.
(b)	Private Placement: these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(c)
All or a portion of this position has not settled as of December 31, 2015. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.

(d)	Security is currently in default.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $11,709,624, which represents approximately 14.06% of net assets as of December 31, 2015.

(f)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of December 31, 2015, the aggregate fair value of those securities was $2,896,277, representing 3.48% of net assets.

(g)	Floating or variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.
(h)	Pay-in-kind securities.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS - Anonim Sirket is the Turkish term for Incorporation.
BV - Besloten Vennootschap a Dutch private limited liability company.
GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
KG - Kommanditgesellschaft is the German term for a private limited company.
LLC - Limited Liability Corp.
LP - Limited Partnership.
Ltd. - Limited.
PLC - Public Limited Co.
SA - Generally designates corporations in various countries, mostly those employing the civil law.
S.A.R.L. - Société Anonyme à Responsabilité Limitée (French: Limited Liability Company)
SAS - Societe per actions simplifiee is the French term for a joint stock company.
SCA- Societe en commandite pe actiuni is the Romanian term for limited liability partnership.
S.r.l. - Società a Responsabilità Limitata (Italian: limited company)

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Current Value	Unrealized Appreciation
State Street Boston	EUR	1,611,132	Purchase	01/12/2016	$1,751,432	$1,716
State Street Boston	EUR	575,281	Sale	01/12/2016	625,377	5,721
State Street Boston	GBP	1,754,394	Sale	01/12/2016	2,586,425	47,523
						$54,960

Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Current Value	Unrealized Depreciation
State Street Boston	GBP	52,332	Purchase	01/12/2016	$77,151	$(883)
State Street Boston	EUR	12,825,185	Sale	01/12/2016	13,942,019	(348,079)
						$(348,962)

*	The contracted amount is stated in the currency in which the security is denominated.

Currency Abbreviations:
EUR	-	Euro
GBP	-	British Pound Sterling

TOTAL RETURN SWAP CONTRACTS (a)*

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Unrealized Appreciation
ReFlow Fund, LLC	Net Asset Value	12/29/2016	1.930%	$3,000,000	$3,218
					$3,218

(a)	The Fund receives payments based on any positive return of the Reference Asset. The Fund makes payments on any negative return of such Reference Asset.

*	See Note 4 in the Notes to Financial Statements.

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board’ or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies for financial reporting purposes under generally accepted accounting principles in the United States of America (“GAAP”).

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth Equity Opportunity Fund (the “Equity Opportunity Fund”) is a diversified series of the Trust and commenced investment operations on July 18, 2012. The Equity Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Equity Opportunity Fund is RiverNorth Capital Management, LLC. The investment objective of the Equity Opportunity Fund is overall total return consisting of long-term capital appreciation and income. Prior to January 1, 2014 the name of the Equity Opportunity Fund was the RiverNorth/Manning & Napier Dividend Income Fund and the sub-adviser was Manning & Napier, Advisors, LLC. On January 28, 2014 the strategy of the RiverNorth Equity Opportunity Fund changed to permit the RiverNorth Equity Opportunity Fund to gain exposure to the equity markets through exchange‐traded funds rather than individual dividend‐paying stocks.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2015.

Security Valuation: The Funds’ assets and other financial instruments are generally valued at their market value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•
Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, preferred stocks, business development companies, exchange-traded notes, and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds and open-end mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign and U.S. government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, contingent convertible securities, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London‐Interbank Offered Rate (“USD‐LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$528,041,516	$–	$–	$528,041,516
Business Development Companies	26,519,297	–	–	26,519,297
Common Stocks	843,886	–	–	843,886
Exchange-Traded Funds	124,649,250	–	–	124,649,250
Exchange-Traded Notes	6,524,004	–	–	6,524,004
Preferred Stocks	1,635,977	–	–	1,635,977
Short-Term Investments	76,654,610	–	–	76,654,610
Total	$764,868,540	$–	$–	$764,868,540

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$792,680	$–	$792,680
Liabilities
Total Return Swap Contracts	–	(5,444)	–	(5,444)
Total	$–	$787,236	$–	$787,236

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$588,453,099	$–	$–	$588,453,099
Business Development Companies	27,654,745	–	–	27,654,745
Common Stocks	1,752,123	–	–	1,752,123
Exchange-Traded Funds	13,911,503	–	–	13,911,503
Exchange-Traded Notes	5,038,686	–	–	5,038,686
Open-End Funds	23,715,027	–	–	23,715,027
Preferred Stocks	19,265,232	–	–	19,265,232
Business Development Company Senior Notes	28,609,098	–	–	28,609,098
Foreign Corporate Bonds	–	47,958,523	–	47,958,523
U.S. Corporate Bonds	–	62,768,202	–	62,768,202
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	2,564,320	–	2,564,320
Collateralized Loan Obligations	–	14,632,539	–	14,632,539
Contingent Convertible Securities	–	1,069,852	–	1,069,852
Non-Agency Collateralized Mortgage Obligations	–	439,940,234	–	439,940,234
U.S. Government Bonds and Notes	–	80,729,804	–	80,729,804
Municipal Bonds	–	21,928,008	–	21,928,008
U.S. Government / Agency Mortgage Backed Securities	–	217,321,356	–	217,321,356
Short-Term Investments	308,012,881	–	–	308,012,881
Total	$1,016,412,394	$888,912,838	$–	$1,905,325,232

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$1,026,944	$–	$1,026,944
Total	$–	$1,026,944	$–	$1,026,944

Equity Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$10,967,768	$–	$–	$10,967,768
Exchange-Traded Funds	3,310,310	–	–	3,310,310
Short-Term Investments	126,424	–	–	126,424
Total	$14,404,502	$–	$–	$14,404,502

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$748,852	$–	$–	$748,852
Closed-End Funds	23,227,101	–	–	23,227,101
Common Stocks	18,020	–	–	18,020
Preferred Stocks	404,612	–	–	404,612
Bank Loans
Italy	–	–	297,930	297,930
United States	–	17,506,252	626,129	18,132,381
Other	–	9,203,853	–	9,203,853
High Yield Debt	–	23,175,539	–	23,175,539
Short-Term Investments	9,098,582	–	–	9,098,582
Total	$33,497,167	$49,885,644	$924,059	$84,306,870

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$54,960	$–	$54,960
Assets
Swap	–	3,218	–	3,218
Liabilities
Forward Foreign Currency Contracts	–	(348,962)	–	(348,962)
Total	$–	$(290,784)	$–	$(290,784)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Balance as of September 30, 2015	Accrued discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales Proceeds	Transfer into Level 3	Transfer out of Level 3	Balance as of December 31, 2015	Net change in unrealized appreciation/ (depreciation) the of attributable to Level 3 investments held at December 31, 2015
High Income Fund
Bank Loans	$ 449,357	$ 373	$ –	$ (885)	$ (12,657)	$ –	$(4,847)	$442,718	$ –	$ 924,059	$ (125,556)
Total	$ 449,357	$ 373	$ –	$ (885)	$ (12,657)	$ –	$(4,847)	$442,718	$ –	$ 924,059	$ (125,556)

The table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2015:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)
Bank Loans	$924,059	Third-Party Vendor Pricing Service	Vendor Quote

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Vendor Quote	Increase	Decrease

It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

There were no transfers into and out of Levels 1 and 2 during the current year presented.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended December 31, 2015, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked‐to‐market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. During the period, the Core Opportunity Fund, the Strategic Income Fund, and the High Income Fund invested in total return swaps. Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the reference asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Fund may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the Fund.

As required by the swap agreements, the Core Opportunity Fund, the Strategic Income Fund and the High Income Fund segregate sufficient assets as collateral to satisfy the current obligations with respect to total return swaps.

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. At December 31, 2015, the High Income Fund had $1,701,903 in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment in affiliated companies for the three months ended December 31, 2015 were as follows:

Core Opportunity Fund
SECURITY NAME	SHARE BALANCE AT OCTOBER 1, 2015	PURCHASES	SALES	SHARE BALANCE AT December 31, 2015	DIVIDENDS	REALIZED GAINS (LOSSES)	Market Value December 31, 2015
Clough Global Equity Fund	553,130	392,761	-	945,891	$267,702	$-	$11,852,014
Clough Global Opportunities Fund	2,863,442	65,242	-	2,928,684	$866,337	$-	$30,575,461
					$1,134,039	$-	$42,427,475

Strategic Income Fund
SECURITY NAME	SHARE BALANCE AT OCTOBER 1, 2015	PURCHASES	SALES	SHARE BALANCE AT December 31, 2015	DIVIDENDS	REALIZED GAINS (LOSSES)	Market Value December 31, 2015
RiverNorth/Oaktree High Income Fund, Class I	2,600,690	69,921	-	2,670,611	$630,069	$-	$23,715,027
					$630,069	$-	$23,715,027

7. FEDERAL INCOME TAXES

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of December 31, 2015, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$53,301,746	$(88,315,015)	$(35,013,269)	$799,881,809
Strategic Income Fund*	45,148,026	(157,453,295)	(112,305,269)	2,017,630,501
Equity Opportunity Fund*	230,961	(741,768)	(510,807)	14,915,309
High Income Fund*	130,943	(9,491,089)	(9,360,146)	93,667,016

8. RECENT ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).” This is an update to Accounting Standards Codification Topic 820, Fair Value Measurement. ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient. ASU 2015-07 is effective for annual reporting periods beginning on or after December 15, 2015, and interim periods within those annual periods, with retrospective application for all periods presented. Management does not believe the adoption of ASU 2015-07 will have a material effect on the financial statements or disclosures of the Funds.

Item 2.                          Controls and Procedures.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                          Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date: February 29, 2016

By:	s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date: February 29, 2016